UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

BNY Mellon Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon International Stock Index Fund

SEMIANNUAL REPORT April 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon International Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon International Stock Index Fund, covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2019 through April 30, 2020, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, the BNY Mellon International Stock Index Fund’s Investor shares returned -14.70%1, and its Class I shares produced a total return of -14.60%. This compares with a -14.21% total return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), during the same period.2

International stocks fell during the period, due to volatility stemming from the COVID-19 pandemic. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund’s investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

The Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed-markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

Geopolitics, Pandemics and Central Banks Influence Markets

Equity markets were affected by an array of geopolitical developments in late 2019, ranging from civil protests in Hong Kong to an impeachment inquiry against the U.S. president and the Brexit saga in the U.K. The continuing trade tensions between the U.S. and China remained an influencer of investor sentiment and equity market valuations early in the period. Alternating signs of progress and deterioration in the trade dispute occurred, although the year concluded with President Trump indicating that he would sign the first phase of a deal. Investor optimism helped fuel a rally through December 2019.

Volatility reentered equity markets in January, due to concerns over the spread of COVID-19 and the resulting economic implications. Although some indices hit new record highs in early February 2020, investor sentiment shifted later in the month, due to increasing COVID-19 cases in the U.S. A sell-off began that accelerated through late March 2020, eliminating gains for many areas of the capital markets, and sending some equity indices into bear market territory. Asset valuations came under additional pressure from the Russia and Saudi Arabia oil conflict, which caused the price of oil to fall precipitously. The U.S. Federal Reserve (the “Fed”) cut the federal funds target rate twice in March 2020, in an effort to support the economy. The European Central Bank as well as other global central banks and governments began to support their respective economies by using forms of monetary and fiscal stimulus. Markets stabilized, and many indices gained ground in April 2020.

Financials Sector Constrains Index Returns

The financials sector struggled most during the reporting period. It is the largest sector of the Index, and its performance went downward during the periods of volatility. Banks were

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

particularly hard hit, due in part to their lending exposure to airlines, retail chains and energy companies. Investor concern over these companies’ ability to repay their debts put downward pressure on stock prices. Valuations of insurance companies also fell as investors speculated over future costs of COVID-19 related claims. The industrials sector also fell during the period, as did consumer discretionary companies. Reduced demand for products and services produced by both of these sectors constrained revenues. Within the consumer discretionary sector, the automotive industry and hotels, restaurants and leisure industries suffered most as consumers, with less discretionary income due to job losses, stayed home. Finally, the energy sector saw significant volatility. A rift between Saudi Arabia and Russia caused the price of oil to plummet, although it later stabilized. Furthermore, demand for gasoline has fallen off significantly, due to the grand scale of remote working. Many energy companies are having difficulty securing loans, making their future uncertain and further unnerving investors.

Conversely, the health care sector provided a tailwind for international markets. Swiss pharmaceutical companies led the sector, due in part to their production of diagnostic tests. The COVID-19 outbreak caused a sharp increase in demand for diagnostic testing kits, which these companies were able to produce. In addition, several developed countries, such as Germany and Switzerland, purchased massive quantities of testing kits, since they have the infrastructure necessary to test their populations on a large scale. This high amount of demand for tests helped to drive revenues for diagnostic-testing companies. In addition, the information technology sector performed well relative to the other index sectors. Semiconductor and microchip companies were among the leading companies, as were global payment processers. Utilities stocks also held up relatively well, as people still need water and heat, even in the midst of a crisis.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is noteworthy that while the spread of COVID-19 is continuing to impact markets and the economy, central banks and governments across the globe remain dedicated to support capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed-markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.

Diversification cannot assure a profit or protect against loss.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Index Fund from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$2.76	$1.61
Ending value (after expenses)	$853.00	$854.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$3.02	$1.76
Ending value (after expenses)	$1,021.88	$1,023.12

†  Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Australia - 6.2%
AGL Energy	26,450		289,473
Alumina	99,809		110,621
AMP	137,157	[a]	127,047
APA Group	46,691		328,743
Aristocrat Leisure	23,307		379,637
ASX	7,849		411,731
Aurizon Holdings	78,895		238,373
AusNet Services	70,233		85,483
Australia & New Zealand Banking Group	113,284		1,217,975
Bendigo & Adelaide Bank	22,413	[b]	93,834
BHP Group	84,470		1,418,637
BHP Group	117,978		2,416,389
BlueScope Steel	20,169		131,955
Boral	47,725		93,284
Brambles	63,188		450,906
Caltex Australia	9,959		159,201
Challenger	23,612		74,237
CIMIC Group	3,476	[a]	55,196
Coca-Cola Amatil	19,430		108,501
Cochlear	2,443		292,740
Coles Group	51,707		516,737
Commonwealth Bank of Australia	70,916		2,835,659
Computershare	18,642		145,084
Crown Resorts	16,014		102,558
CSL	18,191		3,605,743
Dexus	44,419		261,139
Flight Centre Travel Group	2,095		14,905
Fortescue Metals Group	56,412		432,407
Goodman Group	65,474		550,270
Harvey Norman Holdings	24,253	[b]	43,735
Incitec Pivot	69,755		106,752
Insurance Australia Group	91,500		339,092
LendLease Group	23,761		187,354
Macquarie Group	13,435		878,027
Magellan Financial Group	4,978		163,651
Medibank Private	107,767		189,172
Mirvac Group	154,378		220,809
National Australia Bank	115,220		1,245,887
Newcrest Mining	30,904	[c]	564,872
Oil Search	57,824		111,933
Orica	15,773		183,203

6

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Australia - 6.2% (continued)
Origin Energy	71,070		252,371
Qantas Airways	29,853		73,909
QBE Insurance Group	53,880		290,036
Ramsay Health Care	6,656		266,508
REA Group	2,250	[b]	127,573
Santos	69,089		217,978
Scentre Group	207,334		308,750
SEEK	13,766		153,100
Sonic Healthcare	18,292		323,909
South32	199,212		251,570
Stockland	93,001		170,814
Suncorp Group	51,802		308,969
Sydney Airport	46,553		189,388
Tabcorp Holdings	85,025		175,775
Telstra	171,251		337,252
The GPT Group	79,944		216,719
TPG Telecom	13,924		65,686
Transurban Group	110,374		986,425
Treasury Wine Estates	28,112		185,160
Vicinity Centres	134,226		128,080
Washington H Soul Pattinson & Co.	4,963	[b]	59,778
Wesfarmers	45,307		1,093,690
Westpac Banking	142,729		1,481,775
WiseTech Global	5,852		70,420
Woodside Petroleum	37,782		539,498
Woolworths Group	50,413		1,161,904
Worley	14,225		81,280
			30,701,269
Austria - .2%
ANDRITZ	3,131	[a]	103,155
Erste Group Bank	12,166	[a]	264,635
OMV	5,999	[a]	196,773
Raiffeisen Bank International	5,877	[a]	101,447
Verbund	2,626		119,147
Voestalpine	4,408	[a]	91,362
			876,519
Belgium - .9%
Ageas	7,067		254,771
Anheuser-Busch InBev	30,474		1,414,519
Colruyt	2,200	[a]	131,748
Galapagos	1,835	[a]	405,835
Groupe Bruxelles Lambert	3,251		259,913
KBC Group	10,043		542,967

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Belgium - .9% (continued)
Proximus	6,340		135,367
Solvay	2,930		228,962
Telenet Group Holding	1,731		72,301
UCB	5,024		460,312
Umicore	7,866		340,124
			4,246,819
Chile - .0%
Antofagasta	16,417		168,366
China - .1%
BeiGene, ADR	1,562	[a,b]	238,720
Yangzijiang Shipbuilding Holdings	85,600		59,549
			298,269
Denmark - 2.2%
AP Moller - Maersk, Cl. A	157		145,204
AP Moller - Maersk, Cl. B	259		258,030
Carlsberg, Cl. B	4,297		542,443
Chr. Hansen Holding	4,270		368,380
Coloplast, Cl. B	4,737		748,070
Danske Bank	25,530		303,378
Demant	4,337	[a,b]	103,821
DSV Panalpina	8,440		872,508
Genmab	2,592	[a]	624,173
H. Lundbeck	2,953		107,714
ISS	5,946		88,826
Novo Nordisk, Cl. B	70,936		4,529,550
Novozymes, Cl. B	8,465		415,248
Orsted	7,545	[d]	763,941
Pandora	3,862		137,386
Tryg	4,663		123,617
Vestas Wind Systems	7,528		649,199
			10,781,488
Finland - 1.2%
Elisa	5,687		345,715
Fortum	17,964		298,497
Kone, Cl. B	13,560		822,672
Metso	4,156	[a]	115,495
Neste	17,022		603,783
Nokia	224,959	[a]	812,248
Nokian Renkaat	5,430	[b]	116,366
Nordea Bank	2,007	[a]	12,874
Nordea Bank	128,722	[a]	832,471
Orion, Cl. B	4,257		216,488
Sampo, Cl. A	18,054	[a]	598,898

8

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Finland - 1.2% (continued)
Stora Enso, Cl. R	22,969		272,177
UPM-Kymmene	21,487		595,424
Wartsila	17,181	[b]	126,360
			5,769,468
France - 10.2%
Accor	7,295		202,797
Aeroports de Paris	1,195		117,211
Air Liquide	18,946		2,412,779
Airbus	23,337		1,483,625
Alstom	7,729	[a]	316,845
Amundi	2,539	[d]	168,769
Arkema	2,851		236,819
Atos	4,018	[a]	286,912
AXA	77,291	[a]	1,373,859
BioMerieux	1,625	[a]	201,887
BNP Paribas	44,991		1,416,117
Bollore	38,093		101,230
Bollore	221	[a]	590
Bouygues	9,046		278,974
Bureau Veritas	12,006		249,468
Capgemini	6,392		601,193
Carrefour	23,966		354,722
Casino Guichard Perrachon	2,103	[b]	78,811
Cie de Saint-Gobain	19,770		525,245
Cie Generale des Etablissements Michelin	6,809		665,550
CNP Assurances	6,406		66,265
Covivio	1,851		116,042
Credit Agricole	46,794		374,073
Danone	24,710	[a]	1,714,204
Dassault Aviation	103		84,168
Dassault Systemes	5,244		768,271
Edenred	9,875		398,274
Eiffage	3,157		258,744
Electricite de France	25,032		199,797
Engie	72,824	[a]	791,114
EssilorLuxottica	11,346		1,402,290
Eurazeo	1,454	[a]	69,610
Eutelsat Communications	6,571		73,797
Faurecia	3,056	[a]	110,885
Gecina	1,797		234,738
Getlink	18,028		229,932
Hermes International	1,279		936,964

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 10.2% (continued)
ICADE	1,199		92,261
Iliad	649		96,799
Ingenico Group	2,390		300,884
Ipsen	1,448		107,583
JCDecaux	3,285		68,169
Kering	3,031		1,530,721
Klepierre	7,777		157,444
Legrand	10,635		717,653
L'Oreal	10,061	[a]	2,928,005
LVMH Moet Hennessy Louis Vuitton	11,144		4,310,384
Natixis	39,586		93,926
Orange	80,665		985,039
Pernod Ricard	8,488		1,295,134
Peugeot	24,195	[a]	347,256
Publicis Groupe	8,965		266,800
Remy Cointreau	883	[a]	98,574
Renault	7,496		148,980
Safran	13,081		1,209,210
Sanofi	45,208		4,422,864
Sartorius Stedim Biotech	1,125		270,314
Schneider Electric	22,136		2,027,956
SCOR	6,440		181,613
SEB	889		107,053
Societe Generale	33,058		517,483
Sodexo	3,515		279,512
Suez	13,903		157,314
Teleperformance	2,333		523,231
Thales	4,387		332,691
Total	96,183		3,468,104
Ubisoft Entertainment	3,730	[a]	277,926
Unibail-Rodamco-Westfield	5,470		322,393
Valeo	9,439		219,296
Veolia Environnement	21,633		462,418
Vinci	20,587		1,687,495
Vivendi	33,028	[b]	713,874
Wendel	1,071	[a]	91,632
Worldline	5,255	[a,d]	357,621
			50,078,183
Germany - 7.7%
adidas	7,217		1,651,959
Allianz	16,716		3,096,701
BASF	36,766		1,889,917
Bayer	39,356		2,604,496

10

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Germany - 7.7% (continued)
Bayerische Motoren Werke	13,203		781,070
Beiersdorf	3,998		419,655
Brenntag	6,090		275,324
Carl Zeiss Meditec-BR	1,677		165,509
Commerzbank	41,278		152,847
Continental	4,355	[a]	367,916
Covestro	7,192	[d]	242,599
Daimler	36,348		1,254,711
Delivery Hero	4,536	[a,d]	382,216
Deutsche Bank	79,040	[a]	588,673
Deutsche Boerse	7,593		1,181,077
Deutsche Lufthansa	9,899	[a,b]	88,635
Deutsche Post	39,537	[a]	1,177,819
Deutsche Telekom	133,415		1,949,082
Deutsche Wohnen	14,476		587,384
E.ON	89,597		896,760
Evonik Industries	8,221	[a]	203,335
Fraport Frankfurt Airport Services Worldwide	1,716		75,369
Fresenius	16,658	[a]	725,261
Fresenius Medical Care & Co.	8,490	[a]	665,344
GEA Group	6,405		147,359
Hannover Rueck	2,442		389,982
HeidelbergCement	6,004	[a]	286,465
Henkel	4,264		334,092
HOCHTIEF	910		71,617
Infineon Technologies	50,492		938,192
KION Group	2,700	[a]	134,244
Knorr-Bremse	2,014		187,448
LANXESS	3,213	[a]	159,033
Merck	5,200		606,090
METRO	7,713		67,091
MTU Aero Engines	2,150		293,170
Muenchener Rueckversicherungs-Gesellschaft	5,771		1,271,726
Puma	3,248		204,017
RWE	23,265		668,096
SAP	39,400		4,699,150
Siemens	30,649		2,846,947
Siemens Healthineers	5,912	[d]	260,669
Symrise	5,115	[a]	519,240
Telefonica Deutschland Holding	38,134		108,549
ThyssenKrupp	15,312	[a]	102,502

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Germany - 7.7% (continued)
TUI	18,511		74,042
Uniper	8,208		220,096
United Internet	3,938		135,781
Volkswagen	1,280	[a]	190,890
Vonovia	20,574	[a]	1,017,269
Wirecard	4,724	[a,b]	468,839
Zalando	5,513	[a,d]	268,445
			38,094,700
Hong Kong - 3.6%
AIA Group	490,800		4,467,484
ASM Pacific Technology	12,400		125,499
BOC Hong Kong Holdings	152,500		462,571
Budweiser Brewing	56,300	[d]	151,373
CK Asset Holdings	103,975		642,839
CK Hutchison Holdings	108,975		790,245
CK Infrastructure Holdings	27,500		163,289
CLP Holdings	67,288		717,852
Dairy Farm International Holdings	12,800		60,856
Galaxy Entertainment Group	89,277		566,926
Hang Lung Properties	83,000		177,240
Hang Seng Bank	30,800		540,391
Henderson Land Development	61,138		246,791
HK Electric Investments	107,000		109,917
HKT Trust & HKT	149,660		240,998
Hong Kong & China Gas	415,560		735,399
Hong Kong Exchanges & Clearing	49,242		1,578,556
Hongkong Land Holdings	47,500		199,569
Jardine Matheson Holdings	8,746		382,186
Jardine Strategic Holdings	9,000		193,552
Kerry Properties	28,500		76,982
Link REIT	85,700		760,117
Melco Resorts & Entertainment, ADR	9,266		146,588
MTR	61,756		338,907
New World Development	248,566		291,916
NWS Holdings	62,918	[b]	65,265
PCCW	165,000		100,848
Power Assets Holdings	56,500		372,996
Sino Land	121,730		169,580
SJM Holdings	76,530		73,899
Sun Hung Kai Properties	65,199		882,236
Swire Pacific, Cl. A	20,000		128,523
Swire Properties	46,600		130,945
Techtronic Industries	55,865		414,993

12

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Hong Kong - 3.6% (continued)
The Bank of East Asia	51,789		109,411
Vitasoy International Holdings	30,000		106,417
WH Group	388,000	[d]	371,398
Wharf Real Estate Investment	49,311	[b]	209,370
Wheelock & Co.	32,000		233,063
Yue Yuen Industrial Holdings	32,800		51,519
			17,588,506
Ireland - .9%
AerCap Holdings	4,683	[a]	131,686
AIB Group	34,440		47,240
Bank of Ireland Group	42,659		86,299
CRH	31,903		964,500
DCC	3,893		277,728
Experian	36,301		1,087,594
Flutter Entertainment	3,153		386,380
James Hardie Industries-CDI	17,370		249,071
Kerry Group, Cl. A	6,332		726,268
Kingspan Group	6,235		318,007
Smurfit Kappa Group	8,951		281,156
			4,555,929
Isle Of Man - .0%
GVC Holdings	24,129		229,428
Israel - .6%
Azrieli Group	1,666		98,984
Bank Hapoalim	45,832	[a]	294,477
Bank Leumi Le-Israel	60,397		327,929
Check Point Software Technologies	4,842	[a,b]	511,993
CyberArk Software	1,514	[a]	149,523
Elbit Systems	973		132,601
ICL	30,384		105,816
Israel Discount Bank, Cl. A	48,177		157,452
Mizrahi Tefahot Bank	5,343		110,181
NICE	2,521	[a]	415,530
Teva Pharmaceutical Industries, ADR	44,289	[a,b]	475,664
Wix.com	1,989	[a,b]	260,181
			3,040,331
Italy - 1.8%
Assicurazioni Generali	43,756		625,278
Atlantia	20,355	[a]	332,181
Davide Campari-Milano	24,310		188,680
Enel	325,681		2,229,664
Eni	102,842		977,328
Ferrari	4,866		766,098

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Italy - 1.8% (continued)
FinecoBank Banca Fineco	24,818		276,472
Intesa Sanpaolo	594,218		928,929
Leonardo	16,842		116,481
Mediobanca Banca Di Credito Finanziario	25,148		146,097
Moncler	7,194		271,049
Pirelli & C	15,237	[d]	59,472
Poste Italiane	21,966	[d]	187,000
Prysmian	9,993		188,434
Recordati	4,213		183,402
Snam	82,628		370,774
Telecom Italia	367,851		146,029
Telecom Italia-RSP	235,243		93,850
Terna Rete Elettrica Nazionale	56,293		353,478
UniCredit	81,119		626,635
			9,067,331
Japan - 25.4%
ABC-Mart	1,200		61,312
Acom	15,500		62,875
Advantest	8,100		393,925
Aeon	26,300		529,196
AEON Financial Service	4,860		50,658
AEON Mall	4,480		56,597
AGC	7,060		175,953
Air Water	6,800		91,680
Aisin Seiki	6,500		186,960
Ajinomoto	17,800		316,140
Alfresa Holdings	7,500		149,930
Alps Alpine	9,200		95,281
Amada	13,400		121,815
ANA Holdings	4,800		102,099
Aozora Bank	4,695		83,832
Asahi Group Holdings	14,600		504,786
Asahi Intecc	8,100		214,935
Asahi Kasei	49,700		351,233
Astellas Pharma	75,495		1,249,643
Bandai Namco Holdings	7,950		399,694
Benesse Holdings	2,700		76,729
Bridgestone	22,800		713,062
Brother Industries	9,100		154,310
CALBEE	3,500		105,996
Canon	39,917		843,367
Casio Computer	7,400		116,890

14

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
Central Japan Railway	5,800	912,387
Chubu Electric Power	26,100	352,513
Chugai Pharmaceutical	8,928	1,059,083
Coca-Cola Bottlers Japan Holdings	4,700	84,579
Concordia Financial Group	43,300	132,814
Credit Saison	6,400	73,002
CyberAgent	4,000	168,168
Dai Nippon Printing	9,900	209,789
Daicel	9,500	76,994
Daifuku	4,000	278,605
Dai-ichi Life Holdings	43,400	544,994
Daiichi Sankyo	22,683	1,549,338
Daikin Industries	10,000	1,296,166
Daito Trust Construction	2,800	267,674
Daiwa House Industry	22,800	581,082
Daiwa House REIT Investment	76	183,473
Daiwa Securities Group	60,600	251,289
Denso	17,500	616,833
Dentsu Group	8,500	178,626
Disco	1,100	247,087
East Japan Railway	12,100	882,838
Eisai	10,000	696,710
Electric Power Development	5,880	117,782
FamilyMart	10,268	173,674
FANUC	7,729	1,274,467
Fast Retailing	2,358	1,121,497
Fuji Electric	5,200	124,373
FUJIFILM Holdings	14,400	688,303
Fujitsu	7,880	767,700
Fukuoka Financial Group	6,700	96,053
GMO Payment Gateway	1,600	142,976
Hakuhodo DY Holdings	9,400	104,543
Hamamatsu Photonics K.K.	5,600	245,336
Hankyu Hanshin Holdings	9,300	318,741
Hikari Tsushin	800	155,294
Hino Motors	11,700	69,836
Hirose Electric	1,333	146,507
Hisamitsu Pharmaceutical	2,000	93,943
Hitachi	38,680	1,160,526
Hitachi Construction Machinery	4,600	108,058
Hitachi Metals	8,500	82,902
Honda Motor	65,259	1,575,587
Hoshizaki	2,100	160,353

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
Hoya	15,100		1,379,947
Hulic	12,000		118,342
Idemitsu Kosan	8,175		186,703
IHI	5,900		73,575
Iida Group Holdings	5,600		74,545
INPEX	40,700		259,386
Isetan Mitsukoshi Holdings	14,520		88,329
Isuzu Motors	22,300		170,133
ITOCHU	53,800		1,057,225
Itochu Techno-Solutions	3,900		118,897
J. Front Retailing	9,100		74,785
Japan Airlines	4,300		77,058
Japan Airport Terminal	2,200		89,918
Japan Exchange Group	20,700		386,212
Japan Post Bank	15,700		145,380
Japan Post Holdings	63,300		507,096
Japan Post Insurance	9,200		117,549
Japan Prime Realty Investment	31		85,698
Japan Real Estate Investment	53		286,547
Japan Retail Fund Investment	109		119,046
Japan Tobacco	47,900		895,358
JFE Holdings	20,660	[a]	138,442
JGC Holdings	9,100		88,524
JSR	8,100		152,554
JTEKT	8,000		58,750
JXTG Holdings	121,826		431,574
Kajima	18,000		188,171
Kakaku.com	5,400		109,703
Kamigumi	4,700		82,744
Kansai Paint	7,100		135,614
Kao	19,300		1,488,699
Kawasaki Heavy Industries	5,700		86,484
KDDI	70,763		2,039,065
Keihan Holdings	3,800		170,860
Keikyu	8,800		144,614
Keio	4,000		226,102
Keisei Electric Railway	5,200		156,822
Keyence	7,340		2,636,999
Kikkoman	5,800		266,870
Kintetsu Group Holdings	6,835		327,084
Kirin Holdings	32,800		631,947
Kobayashi Pharmaceutical	2,000		184,432
Koito Manufacturing	4,200		159,027

16

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
Komatsu	36,800		701,574
Konami Holdings	3,900		122,709
Konica Minolta	20,000		77,826
Kose	1,300		161,767
Kubota	42,300		527,479
Kuraray	12,600		126,457
Kurita Water Industries	3,800		106,444
Kyocera	12,800		684,163
Kyowa Kirin	9,905		230,795
Kyushu Electric Power	15,400		121,833
Kyushu Railway	6,600		177,824
Lawson	2,100		108,591
LINE	2,400	[a]	118,384
Lion	9,300		194,352
LIXIL Group	10,924		131,966
M3	17,900		643,775
Makita	9,200		299,333
Marubeni	64,300		311,446
Marui Group	7,700		126,087
Maruichi Steel Tube	2,600		58,658
Mazda Motor	23,700		134,021
McDonald's Holdings	2,700		132,269
Mebuki Financial Group	33,730		70,980
Medipal Holdings	7,100		137,697
MEIJI Holdings	4,642		321,887
Mercari	3,000	[a]	75,095
Minebea Mitsumi	14,800		242,100
MISUMI Group	11,738		281,068
Mitsubishi	53,998		1,150,262
Mitsubishi Chemical Holdings	51,880		296,395
Mitsubishi Electric	73,700		912,413
Mitsubishi Estate	47,200		768,156
Mitsubishi Gas Chemical	6,700		82,152
Mitsubishi Heavy Industries	13,170		336,775
Mitsubishi Materials	4,500		92,233
Mitsubishi Motors	28,600		80,680
Mitsubishi UFJ Financial Group	492,490		1,979,040
Mitsubishi UFJ Lease & Finance	15,600		74,774
Mitsui & Co.	66,100		927,144
Mitsui Chemicals	7,700		151,427
Mitsui Fudosan	35,486		655,196
Mitsui O.S.K. Lines	5,000		87,251
Mizuho Financial Group	963,900		1,122,403

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
MonotaRO	5,000		160,788
MS&AD Insurance Group Holdings	19,057		550,776
Murata Manufacturing	23,000		1,279,478
Nabtesco	4,600		132,123
Nagoya Railroad	7,600		218,153
NEC	10,080		388,033
NEXON	19,800		320,245
NGK Insulators	10,700		140,836
NGK Spark Plug	6,626		99,313
NH Foods	3,300		117,707
Nidec	17,900		1,039,689
Nikon	13,060		121,695
Nintendo	4,525		1,873,992
Nippon Building Fund	54		322,284
Nippon Express	3,200		156,678
Nippon Paint Holdings	5,900		341,635
Nippon Prologis REIT	81		222,677
Nippon Shinyaku	1,900		133,299
Nippon Steel	32,661	[a]	275,606
Nippon Telegraph & Telephone	51,500		1,173,288
Nippon Yusen KK	5,980		78,981
Nissan Chemical	5,100		194,972
Nissan Motor	95,400		326,491
Nisshin Seifun Group	8,238		128,349
Nissin Foods Holdings	2,600		213,258
Nitori Holdings	3,200		490,168
Nitto Denko	6,300		315,142
Nomura Holdings	133,700		556,157
Nomura Real Estate Holdings	5,500		89,958
Nomura Real Estate Master Fund	161		183,565
Nomura Research Institute	13,549		329,650
NSK	14,200		98,089
NTT Data	25,100		256,204
NTT Docomo	53,400		1,567,419
Obayashi	25,500		224,408
OBIC	2,600		389,352
Odakyu Electric Railway	11,700		257,327
Oji Holdings	36,000		184,752
Olympus	46,500		740,479
Omron	7,400		434,494
Ono Pharmaceutical	14,600		350,329
Oracle	1,600		164,467
Oriental Land	8,000		1,013,092

18

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
ORIX	53,400		635,659
Orix JREIT	107		128,200
Osaka Gas	14,900		276,277
Otsuka	4,300		192,876
Otsuka Holdings	15,700		617,883
Pan Pacific International Holdings	18,200		351,169
Panasonic	87,995		672,700
Park24	4,600		73,156
PeptiDream	3,900	[a]	146,199
Persol Holdings	7,200		83,878
Pigeon	4,500		159,915
Pola Orbis Holdings	3,900		69,249
Rakuten	34,700		293,830
Recruit Holdings	54,300		1,592,938
Renesas Electronics	29,600	[a]	158,088
Resona Holdings	82,400		256,829
Ricoh	28,100		192,213
Rinnai	1,400		106,020
Rohm	3,700		234,064
Ryohin Keikaku	9,800		116,934
Sankyo	2,000		55,060
Santen Pharmaceutical	14,200		250,743
SBI Holdings	9,830		184,321
Secom	8,400		700,822
Sega Sammy Holdings	7,484		90,840
Seibu Holdings	7,900		94,846
Seiko Epson	11,400		129,244
Sekisui Chemical	14,200		179,960
Sekisui House	24,700		425,109
Seven & i Holdings	30,060		990,414
Seven Bank	26,000		70,333
SG Holdings	5,600		155,453
Sharp	8,500		93,955
Shimadzu	9,000		223,517
Shimamura	1,000		63,005
Shimano	3,000		441,119
Shimizu	24,700		191,064
Shin-Etsu Chemical	14,200		1,573,249
Shinsei Bank	6,900		83,276
Shionogi & Co.	10,800		592,631
Shiseido	16,000		943,836
Showa Denko K.K.	5,200		114,036
SMC	2,300		1,051,601

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
Softbank	66,900	910,043
SoftBank Group	62,740	2,683,403
Sohgo Security Services	2,800	134,086
Sompo Holdings	13,370	432,797
Sony	50,980	3,270,631
Sony Financial Holdings	6,000	114,654
Square Enix Holdings	3,800	155,062
Stanley Electric	5,300	121,081
Subaru	24,700	497,140
Sumco	10,100	144,267
Sumitomo	47,900	544,480
Sumitomo Chemical	58,200	179,549
Sumitomo Dainippon Pharma	6,300	87,227
Sumitomo Electric Industries	30,500	313,601
Sumitomo Heavy Industries	4,200	88,985
Sumitomo Metal Mining	9,100	228,542
Sumitomo Mitsui Financial Group	52,200	1,374,727
Sumitomo Mitsui Trust Holdings	12,864	375,859
Sumitomo Realty & Development	13,700	368,953
Sumitomo Rubber Industries	7,400	72,167
Sundrug	3,000	102,890
Suntory Beverage & Food	5,800	217,919
Suzuken	2,712	104,512
Suzuki Motor	14,600	468,570
Sysmex	6,600	455,064
T&D Holdings	21,500	186,281
Taiheiyo Cement	5,200	102,712
Taisei	8,300	259,763
Taisho Pharmaceutical Holdings	1,300	81,013
Taiyo Nippon Sanso	5,000	77,843
Takeda Pharmaceutical	59,923	2,151,704
TDK	5,200	449,661
Teijin	7,000	111,824
Terumo	25,800	851,461
The Bank of Kyoto	2,000	68,597
The Chiba Bank	21,400	99,274
The Chugoku Electric Power Company	10,800	145,165
The Kansai Electric Power Company	27,799	284,839
The Shizuoka Bank	18,300	110,802
The Yokohama Rubber Company	5,400	69,311
THK	5,100	122,499
Tobu Railway	7,600	258,351
Toho	4,700	154,206

20

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 25.4% (continued)
Toho Gas	2,900		142,268
Tohoku Electric Power	17,000		159,796
Tokio Marine Holdings	25,500		1,201,917
Tokyo Century	1,700		57,823
Tokyo Electric Power Holdings	60,172	[a]	202,498
Tokyo Electron	6,300		1,332,754
Tokyo Gas	15,400		336,688
Tokyu	20,210		304,088
Tokyu Fudosan Holdings	23,700		116,938
Toppan Printing	11,200		167,035
Toray Industries	56,000		258,093
Toshiba	15,500		385,020
Tosoh	10,500		129,035
TOTO	5,900		206,949
Toyo Seikan Group Holdings	6,300		64,105
Toyo Suisan Kaisha	3,600		172,482
Toyoda Gosei	2,400		44,672
Toyota Industries	5,900		296,824
Toyota Motor	91,555		5,650,669
Toyota Tsusho	8,400		200,831
Trend Micro	5,200		262,996
Tsuruha Holdings	1,500		200,130
Unicharm	16,200		593,484
United Urban Investment	114		114,275
USS	9,100		144,238
Welcia Holdings	1,900		137,539
West Japan Railway	6,400		394,994
Yakult Honsha	4,700		273,267
Yamada Denki	26,900		127,650
Yamaha	5,600		226,612
Yamaha Motor	11,100		143,769
Yamato Holdings	12,800		223,390
Yamazaki Baking	5,000		88,528
Yaskawa Electric	9,500		312,302
Yokogawa Electric	9,200		125,664
Z Holdings	105,200		406,963
ZOZO	3,500		56,268
			124,947,062
Luxembourg - .2%
ArcelorMittal	26,767	[a]	293,993
Aroundtown	50,197		270,328
Eurofins Scientific	455		252,031
Millicom International Cellular, SDR	4,157		109,288

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Luxembourg - .2% (continued)
SES	13,837		92,502
Tenaris	18,924		132,927
			1,151,069
Macau - .1%
Sands China	98,613		396,514
Wynn Macau	64,400	[a]	112,373
			508,887
Netherlands - 4.7%
ABN AMRO Bank-CVA	16,632	[a,d]	127,768
Adyen	425	[a,d]	418,075
Aegon	72,571		187,191
Akzo Nobel	8,054		611,418
Altice Europe	23,523	[a]	93,881
ASML Holding	17,066		5,069,436
EXOR	4,302		235,816
Heineken	10,345		880,757
Heineken Holding	4,561		355,708
ING Groep	155,512		854,933
Just Eat Takeaway.com	4,670	[a,d]	476,654
Koninklijke Ahold Delhaize	43,981		1,068,838
Koninklijke DSM	7,325		898,083
Koninklijke KPN	144,665		335,109
Koninklijke Philips	36,220		1,578,658
Koninklijke Vopak	2,887		166,594
NN Group	12,238	[a]	354,636
NXP Semiconductors	11,169		1,112,097
Prosus	19,496	[a]	1,479,861
QIAGEN	9,201	[a]	383,428
Randstad	4,848		194,833
Royal Dutch Shell, Cl. A	167,495		2,800,189
Royal Dutch Shell, Cl. B	149,576		2,427,908
Wolters Kluwer	10,890		801,806
			22,913,677
New Zealand - .3%
a2 Milk	29,240	[a]	348,118
Auckland International Airport	40,571		150,031
Fisher & Paykel Healthcare	23,331		388,739
Fletcher Building	33,047		74,520
Mercury NZ	27,836		77,524
Meridian Energy	53,015		144,679
Ryman Healthcare	16,130		116,738
Spark New Zealand	75,964		204,948
			1,505,297

22

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Norway - .6%
Aker BP	4,017		66,916
DNB	38,551	[a]	468,453
Equinor	40,242		564,898
Gjensidige Forsikring	8,265		146,243
Mowi	17,812		305,721
Norsk Hydro	51,748		132,542
Orkla	29,619		268,422
Schibsted, Cl. B	4,266		82,695
Telenor	29,313		450,452
Yara International	7,127		243,499
			2,729,841
Portugal - .2%
Banco Espirito Santo	118,053	[a,e]	0
Energias de Portugal	104,072		439,530
Galp Energia	19,771	[a]	228,060
Jeronimo Martins	10,455	[a]	176,720
			844,310
Russia - .0%
Evraz	18,546		62,071
Singapore - 1.2%
Ascendas Real Estate Investment Trust	118,338		246,556
CapitaLand	100,700	[a]	212,535
CapitaLand Commercial Trust	107,051		120,909
CapitaLand Mall Trust	105,300		139,547
City Developments	19,800	[a]	111,336
ComfortDelGro	93,200		108,061
DBS Group Holdings	71,688		1,004,851
Genting Singapore	249,127	[a]	136,930
Jardine Cycle & Carriage	4,113	[a]	58,012
Keppel	57,400	[a,b]	241,680
Mapletree Commercial Trust	82,400		113,202
Oversea-Chinese Banking	131,901		843,263
SATS	27,600		63,356
Sembcorp Industries	43,254		49,527
Singapore Airlines	22,133	[b]	94,817
Singapore Exchange	33,500		228,613
Singapore Press Holdings	69,075		73,965
Singapore Technologies Engineering	64,700		155,829
Singapore Telecommunications	325,251		647,225
Suntec Real Estate Investment Trust	84,200		82,592
United Overseas Bank	50,263	[a]	718,084
UOL Group	18,111	[a]	87,453
Venture	11,000	[a]	123,222

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Singapore - 1.2% (continued)
Wilmar International	80,600	[a]	203,303
			5,864,868
Spain - 2.4%
ACS Actividades de Construccion y Servicios	10,054		251,271
Aena SME	2,777	[a,d]	351,508
Amadeus IT Group	17,204		828,984
Banco Bilbao Vizcaya Argentaria	269,531		883,668
Banco de Sabadell	239,920		99,582
Banco Santander	664,758		1,486,349
Bankia	54,722		55,779
Bankinter	27,401		113,170
CaixaBank	145,110		261,318
Cellnex Telecom	9,962	[d]	522,378
Enagas	9,933		231,933
Endesa	13,026		289,286
Ferrovial	19,388	[a]	484,971
Grifols	12,104	[b]	412,389
Iberdrola	246,556		2,471,619
Industria de Diseno Textil	43,586	[a]	1,111,889
Mapfre	46,873		85,915
Natural Energy Group	11,875	[b]	209,852
Red Electrica	17,527		308,572
Repsol	57,646	[a]	526,137
Siemens Gamesa Renewable Energy	9,723	[a]	144,805
Telefonica	188,839		861,591
			11,992,966
Sweden - 2.6%
Alfa Laval	12,362		231,948
Assa Abloy, Cl. B	40,431		727,983
Atlas Copco, Cl. A	27,126		941,131
Atlas Copco, Cl. B	15,875		495,561
Boliden	11,123		227,719
Electrolux, Ser. B	9,133		125,913
Epiroc, Cl. A	25,978		260,700
Epiroc, Cl. B	15,890		157,401
Essity, Cl. B	24,188		785,884
Hennes & Mauritz, Cl. B	32,247		448,838
Hexagon, Cl. B	10,456		520,607
Husqvarna, Cl. B	16,780		101,528
ICA Gruppen	3,745		163,442
Industrivarden, Cl. C	6,781		140,233
Investor, Cl. B	18,389		923,627

24

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Sweden - 2.6% (continued)
Kinnevik, Cl. B	9,801	[a]	202,445
L E Lundbergforetagen, Cl. B	3,026	[a]	127,593
Lundin Energy	7,253		188,096
Sandvik	44,995		695,771
Securitas, Cl. B	12,918		152,559
Skandinaviska Enskilda Banken, Cl. A	65,369	[a]	537,138
Skanska, Cl. B	13,426		256,931
SKF, Cl. B	15,736		250,258
Svenska Handelsbanken, Cl. A	62,583		578,115
Swedbank, Cl. A	35,924		423,984
Swedish Match	6,808		421,788
Tele2, Cl. B	19,668		254,742
Telefonaktiebolaget LM Ericsson, Cl. B	124,180		1,080,937
Telia	111,140		383,829
Volvo, Cl. B	59,931		772,906
			12,579,607
Switzerland - 10.7%
ABB	73,703		1,400,991
Adecco Group	6,355		278,893
Alcon	16,772	[a]	886,104
Baloise Holding	1,926		288,664
Barry Callebaut	122		239,275
Chocoladefabriken Lindt & Spruengli	4		335,050
Chocoladefabriken Lindt & Spruengli-PC	42		327,675
Cie Financiere Richemont	20,865	[a]	1,186,755
Clariant	8,046	[a]	149,096
Coca-Cola HBC	8,163	[a]	207,371
Credit Suisse Group	103,258		935,105
Dufry	1,852		60,429
EMS-Chemie Holding	322	[a]	208,890
Geberit	1,476		662,856
Givaudan	373		1,250,489
Glencore	425,755	[a]	790,308
Julius Baer Group	9,046		355,117
Kuehne + Nagel International	2,187		313,119
LafargeHolcim	19,878		825,655
Lonza Group	2,978		1,301,558
Nestle	119,386		12,611,468
Novartis	86,159		7,349,886
Pargesa Holding-BR	1,538		109,487
Partners Group Holding	752		592,805
Roche Holding	28,182		9,802,504
Schindler Holding	846		181,601

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Switzerland - 10.7% (continued)
Schindler Holding-PC	1,654		367,902
SGS	244		552,935
Sika	5,153		853,509
Sonova Holding	2,226	[a]	402,352
STMicroelectronics	27,505		715,977
Straumann Holding	412		313,057
Swiss Life Holding	1,367		484,865
Swiss Prime Site	3,023		287,403
Swiss Re	11,903		860,089
Swisscom	1,043		542,550
Temenos	2,615	[a]	340,753
The Swatch Group	1,977		77,078
The Swatch Group-BR	1,197		239,868
UBS Group	154,407		1,656,481
Vifor Pharma	1,870		281,317
Zurich Insurance Group	5,989		1,909,159
			52,536,446
United Arab Emirates - .0%
NMC Health	4,176	[a,e]	1
United Kingdom - 13.8%
3i Group	38,563		381,321
Admiral Group	7,752		227,700
Anglo American	41,532		741,549
Ashtead Group	18,097		496,592
Associated British Foods	14,443		344,614
AstraZeneca	52,602		5,518,185
Auto Trader Group	37,622	[d]	217,556
AVEVA Group	2,640		118,853
Aviva	157,462		480,205
BAE Systems	129,406	[a]	829,565
Barclays	697,766		932,193
Barratt Developments	40,136		262,723
Berkeley Group Holdings	4,670		246,324
BP	812,252		3,207,307
British American Tobacco	91,931		3,570,110
BT Group	342,165		500,658
Bunzl	13,292		289,475
Burberry Group	16,767		293,958
Centrica	236,663		119,088
CNH Industrial	41,019		257,338
Coca-Cola European Partners	9,253		366,789
Compass Group	63,377		1,067,793
Croda International	5,115		314,791

26

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 13.8% (continued)
Diageo	94,042		3,259,910
Direct Line Insurance Group	55,918		192,140
easyJet	6,768		51,497
Ferguson	9,023		652,606
Fiat Chrysler Automobiles	43,472		382,800
G4S	66,375	[a]	91,419
GlaxoSmithKline	199,983		4,186,879
Halma	15,413		406,162
Hargreaves Lansdown	13,391		243,237
HSBC Holdings	814,253		4,204,829
Imperial Brands	37,750		798,972
Informa	51,470		283,883
InterContinental Hotels Group	7,105		323,910
Intertek Group	6,397		383,143
ITV	144,249		139,133
J Sainsbury	70,819		176,846
JD Sports Fashion	17,898		119,462
Johnson Matthey	7,573		190,289
Kingfisher	87,533	[a]	173,617
Land Securities Group	27,740		231,523
Legal & General Group	240,038		619,689
Lloyds Banking Group	2,799,331		1,138,595
London Stock Exchange Group	12,580		1,182,485
M&G	102,123		170,307
Marks & Spencer Group	79,118		91,871
Meggitt	32,628		114,929
Melrose Industries	200,104		251,897
Micro Focus International	13,342		81,035
Mondi	19,684		350,055
National Grid	139,278		1,639,400
Next	5,478		326,431
Ocado Group	18,082	[a]	365,726
Pearson	32,177		185,989
Persimmon	12,908		358,956
Prudential	103,996		1,481,207
Reckitt Benckiser Group	28,410		2,373,984
RELX	77,594		1,757,342
Rentokil Initial	73,404		438,944
Rio Tinto	14,811		834,273
Rio Tinto	45,081		2,095,213
Rolls-Royce Holdings	71,735		298,584
Royal Bank of Scotland Group	196,079		273,388
RSA Insurance Group	40,358		183,835

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 13.8% (continued)
Schroders		5,197		173,917
Segro		43,538		455,333
Severn Trent		9,782		294,750
Smith & Nephew		34,866		684,907
Smiths Group		15,626	[a]	244,496
Spirax-Sarco Engineering		2,987		328,689
SSE		41,715		657,478
St. James's Place		20,978		225,235
Standard Chartered		108,037		555,203
Standard Life Aberdeen		96,617		269,449
Taylor Wimpey		129,139		239,474
Tesco		391,390		1,159,990
The British Land Company		34,328		175,110
The Sage Group		44,193		356,542
The Weir Group		10,681		127,918
Unilever		58,794		2,938,989
Unilever		44,417		2,296,447
United Utilities Group		27,072		307,943
Vodafone Group		1,070,844		1,514,220
Whitbread		5,234		196,698
Wm Morrison Supermarkets		96,694		223,061
WPP		49,989		391,647
				67,708,575
United States - .0%
Carnival		6,419		88,359
Total Common Stocks (cost $410,749,150)				480,929,642
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	8.78	2,251		106,521
Fuchs Petrolub	2.96	2,998		116,659
Henkel	2.42	7,173		639,371
Porsche Automobil Holding	5.33	6,188	[a]	311,681
Sartorius	0.32	1,410		397,192
Volkswagen	4.20	7,501	[a]	1,052,622
Total Preferred Stocks (cost $2,074,460)				2,624,046
		Number of Rights
Rights - .0%
Australia - .0%
Flight Centre Travel		1,204		2,974

28

Description		Number of Rights		Value ($)
Rights - .0% (continued)
Australia - .0% (continued)
Oil Search		7,228		4,475
Total Rights (cost $0)				7,449
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.17%, 2/25/21 (cost $183,739)		184,000	[f,g]	183,774
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $51,839)	0.33	51,839	[h]	51,839

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,868,959)	0.33	1,868,959	[h]	1,868,959
Total Investments (cost $414,928,147)		98.7%		485,665,709
Cash and Receivables (Net)		1.3%		6,350,805
Net Assets		100.0%		492,016,514

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

aNon-income producing security.

bSecurity, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $2,976,373 and the value of the collateral was $3,307,381, consisting of cash collateral of $1,868,959 and U.S. Government & Agency securities valued at $1,438,422.

cThe valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2020, the value of this security amounted to $564,872 or .11% of net assets.

dSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities were valued at $5,327,442 or 1.08% of net assets.

eThe fund held Level 3 securities at April 30, 2020, these securities were valued at $1 or .0% of net assets.

fHeld by a counterparty for open exchange traded derivative contracts.

gSecurity is a discount security. Income is recognized through the accretion of discount.

hInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals Biotechnology & Life Sciences	11.7
Capital Goods	9.5
Banks	7.5
Food, Beverage & Tobacco	7.3
Materials	6.7
Insurance	5.1
Consumer Durables & Apparel	4.1
Utilities	4.0
Telecommunication Services	4.0
Automobiles & Components	3.8
Energy	3.6
Household & Personal Products	3.4
Diversified Financials	3.3
Real Estate	3.3
Software & Services	2.9
Health Care Equipment & Services	2.7
Technology Hardware & Equipment	2.6
Transportation	2.4
Semiconductors & Semiconductor Equipment	2.1
Commercial & Professional Services	2.1
Retailing	2.0
Food & Staples Retailing	1.5
Media & Entertainment	1.4
Consumer Services	1.3
Investment Companies	.4
U.S. Treasury Bills	.0
98.7

† Based on net assets.

See notes to financial statements.

30

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/19($)	Purchases($)	Sales($)	Value 4/30/20($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	8,547,273	37,776,898	(46,272,332)	51,839.0		16,884
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,499,874	15,808,017	(15,438,932)	1,868,959.4		-
Total	10,047,147	53,584,915	(61,711,264)	1,920,798.4		16,884

See notes to financial statements.

31

STATEMENT OF FUTURES
April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	76	6/19/2020	6,181,510	6,225,540	44,030
Gross Unrealized Appreciation				44,030

See notes to financial statements.

32

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Societe Generale
United States Dollar	475,689	Australian Dollar	726,631	5/4/2020	2,176
United States Dollar	535,087	Swiss Franc	516,466	5/5/2020	(48)
United States Dollar	1,657,947	Japanese Yen	177,300,885	5/7/2020	5,649
United States Dollar	136,530	Swedish Krona	1,333,582	5/5/2020	(174)
United States Dollar	1,919,650	Euro	1,752,705	5/5/2020	(1,214)
United States Dollar	95,483	Singapore Dollar	134,417	5/5/2020	161
United States Dollar	948,343	British Pound	751,877	5/4/2020	1,345
United States Dollar	202,460	Danish Krone	1,378,951	5/4/2020	(63)
United States Dollar	29,655	Norwegian Krone	303,083	5/5/2020	71
Gross Unrealized Appreciation					9,402
Gross Unrealized Depreciation					(1,499)

See notes to financial statements.

33

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,976,373)—Note 1(c):
Unaffiliated issuers	413,007,349	483,744,911
Affiliated issuers	1,920,798	1,920,798
Cash denominated in foreign currency	573,984	579,408
Receivable for investment securities sold		6,064,005
Tax reclaim receivable		2,201,723
Dividends and securities lending income receivable		1,909,775
Receivable for shares of Common Stock subscribed		1,078,570
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		9,402
		497,508,592
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		186,977
Cash overdraft due to Custodian		395,570
Liability for securities on loan—Note 1(c)		1,868,959
Note payable—Note 2		1,700,000
Payable for shares of Common Stock redeemed		1,285,937
Payable for futures variation margin—Note 4		46,063
Directors’ fees and expenses payable		5,222
Interest payable—Note 2		1,851
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,499
		5,492,078
Net Assets ($)		492,016,514
Composition of Net Assets ($):
Paid-in capital		512,521,373
Total distributable earnings (loss)		(20,504,859)
Net Assets ($)		492,016,514

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	291,894,255	200,122,259
Shares Outstanding	20,073,979	13,769,252
Net Asset Value Per Share ($)	14.54	14.53

See notes to financial statements.

34

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $703,428 foreign taxes withheld at source):
Unaffiliated issuers	7,115,746
Affiliated issuers	32,555
Interest	16,884
Income from securities lending—Note 1(c)	12,164
Total Income	7,177,349
Expenses:
Management fee—Note 3(a)	1,022,490
Shareholder servicing costs—Note 3(b)	422,419
Directors’ fees—Note 3(a,c)	27,300
Loan commitment fees—Note 2	5,831
Interest expense—Note 2	2,214
Total Expenses	1,480,254
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(27,300)
Net Expenses	1,452,954
Investment Income—Net	5,724,395
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(11,143,968)
Net realized gain (loss) on futures	(172,476)
Net realized gain (loss) on forward foreign currency exchange contracts	115,766
Net Realized Gain (Loss)	(11,200,678)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(85,681,083)
Net change in unrealized appreciation (depreciation) on futures	(246,651)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	7,903
Net Change in Unrealized Appreciation (Depreciation)	(85,919,831)
Net Realized and Unrealized Gain (Loss) on Investments	(97,120,509)
Net (Decrease) in Net Assets Resulting from Operations	(91,396,114)

See notes to financial statements.

35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	5,724,395	17,327,302
Net realized gain (loss) on investments	(11,200,678)	(7,905,332)
Net change in unrealized appreciation (depreciation) on investments	(85,919,831)	53,224,373
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,396,114)	62,646,343
Distributions ($):
Distributions to shareholders:
Investor Shares	(10,250,790)	(8,364,440)
Class I	(8,149,102)	(5,935,815)
Total Distributions	(18,399,892)	(14,300,255)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	42,099,837	105,823,624
Class I	58,798,081	148,869,919
Distributions reinvested:
Investor Shares	10,108,504	8,283,721
Class I	2,849,091	2,613,946
Cost of shares redeemed:
Investor Shares	(64,453,676)	(113,641,135)
Class I	(79,897,424)	(121,154,112)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(30,495,587)	30,795,963
Total Increase (Decrease) in Net Assets	(140,291,593)	79,142,051
Net Assets ($):
Beginning of Period	632,308,107	553,166,056
End of Period	492,016,514	632,308,107
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	2,628,514	6,463,952
Shares issued for distributions reinvested	566,938	557,451
Shares redeemed	(4,022,879)	(6,941,947)
Net Increase (Decrease) in Shares Outstanding	(827,427)	79,456
Class Ia
Shares sold	3,957,665	9,196,723
Shares issued for distributions reinvested	159,992	176,142
Shares redeemed	(5,537,221)	(7,407,853)
Net Increase (Decrease) in Shares Outstanding	(1,419,564)	1,965,012

[a] During the period ended October 31, 2019, 24,506 Class I shares representing $413,732 were exchanged for 24,506 Investor shares.
See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2020	Year Ended October 31,
Investor Shares	(Unaudited)	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	17.52	16.24	17.90	15.01	15.86	16.54
Investment Operations:
Investment income—net[b]	.15	.46	.40	.35	.36	.35
Net realized and unrealized gain (loss) on investments	(2.63)	1.22	(1.67)	2.96	(.89)	(.60)
Total from Investment Operations	(2.48)	1.68	(1.27)	3.31	(.53)	(.25)
Distributions:
Dividends from investment income—net	(.50)	(.40)	(.39)	(.42)	(.32)	(.43)
Net asset value, end of period	14.54	17.52	16.24	17.90	15.01	15.86
Total Return (%)	(14.70)[c]	10.79	(7.30)	22.71	(3.37)	(1.46)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	1.86[d]	2.76	2.24	2.20	2.43	2.14
Portfolio Turnover Rate	.70[c]	7.58	7.48	9.18	5.53	8.44
Net Assets, end of period ($ x 1,000)	291,894	366,092	338,147	456,213	514,975	575,306

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2020	Year Ended October 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	17.53	16.26	17.92	15.02	15.15
Investment Operations:
Investment income—net[b]	.17	.50	.46	.42	.02
Net realized and unrealized gain (loss) on investments	(2.63)	1.22	(1.69)	2.94	(.15)
Total from Investment Operations	(2.46)	1.72	(1.23)	3.36	(.13)
Distributions:
Dividends from investment income—net	(.54)	(.45)	(.43)	(.46)	-
Net asset value, end of period	14.53	17.53	16.26	17.92	15.02
Total Return (%)	(14.60)[c]	11.06	(7.06)	23.04	(.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[d]	.36	.36	.36	.40[d]
Ratio of net expenses to average net assets	.35[d]	.35	.35	.35	.39[d]
Ratio of net investment income to average net assets	2.09[d]	3.02	2.55	2.48	1.95[d]
Portfolio Turnover Rate	.70[c]	7.58	7.48	9.18	5.53
Net Assets, end of period ($ x 1,000)	200,122	266,216	215,019	155,546	673

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for

40

which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities- Common Stocks	3,393,241	477,536,400††	1	480,929,642
Equity Securities- Preferred Stocks	-	2,624,046††	-	2,624,046
Investment Companies	1,920,798	-	-	1,920,798
Rights	-	7,449	-	7,449
U.S. Treasury Securities	-	183,774	-	183,774
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	9,402	-	9,402
Futures†††	44,030	-	-	44,030
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,499)	-	(1,499)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

42

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2019	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3†	1
Transfers out of Level 3	-
Balance as of 4/30/2020††	1
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2020	-

† Transfers into of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs.

†† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invest. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2020, The Bank of New York Mellon earned $2,579 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in

44

these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $48,979,027 available for federal income tax purposes to be applied against future net realized capital

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains, if any, realized subsequent to October 31, 2019. These long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $14,300,255. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2020 was approximately $231,868 with a related weighted average annualized interest rate of 1.92%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested

46

Directors (including counsel fees). During the period ended April 30, 2020, fees reimbursed by the Adviser amounted to $27,300.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, the fund was charged $422,419 pursuant to the Shareholder Services Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $137,538 and Shareholder Services Plan fees of $58,002, which are offset against an expense reimbursement currently in effect in the amount of $8,563.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities futures and forward contracts, during the period ended April 30, 2020, amounted to $4,044,697 and $43,551,113, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each type of derivative instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020, are set forth in the Statement of Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

48

counterparty. Forward contracts open at April 30, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2020 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	44,030	[1]	Equity risk	-
Foreign exchange risk	9,402	[2]	Foreign exchange risk	(1,499)	[2]
Gross fair value of derivative contracts	53,432			(1,499)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2020 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Forward Contracts	[2]	Total
Equity	(172,476)		-		(172,476)
Foreign exchange	-		115,766		115,766
Total	(172,476)		115,766		(56,710)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[3]	Forward Contracts	[4]	Total
Equity	(246,651)		-		(246,651)
Foreign exchange	-		7,903		7,903
Total	(246,651)		7,903		(238,748)

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on forward foreign currency exchange contracts.
[3] Net change in unrealized appreciation (depreciation) on futures.
[4] Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2020, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	44,030	-
Forward contracts	9,402	(1,499)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	53,432	(1,499)
Derivatives not subject to
Master Agreements	(44,030)	-
Total gross amount of assets
and liabilities subject to
Master Agreements	9,402	(1,499)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2020:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Societe Generale	9,402		(1,499)	-	7,903

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Societe Generale	(1,499)		1,499	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Equity futures	6,219,518
Forward contracts	1,713,398

50

At April 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $70,789,495, consisting of $152,908,690 gross unrealized appreciation and $82,119,195 gross unrealized depreciation.

At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

51

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of retail no-load international multi-cap core funds (the “Performance Group”) and with a broader group of retail and institutional international multi-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of retail no-load international multi-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund

52

financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group median for all periods and above the Performance Universe median for all periods, except the ten-year period when it was below the median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group and Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services

53

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a

54

routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

55

NOTES

56

NOTES

57

For More Information

BNY Mellon International Stock Index Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0079SA0420

BNY Mellon S&P 500 Index Fund

SEMIANNUAL REPORT April 30, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon S&P 500 Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon S&P 500 Index Fund, covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2019 through April 30, 2020, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, the BNY Mellon S&P 500 Index Fund produced a total return of -3.44%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned -3.15% for the same period.2,3

Large-cap equities lost a small amount of value during the reporting period, due largely to volatility brought on by the spread of COVID-19. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

The Index is an unmanaged index of 500 common stocks, chosen to reflect the industries of the U.S. economy, and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally must have market capitalizations in excess of $8.2 billion, to the extent consistent with market conditions.

Geopolitics, Pandemic and Central Banks Influence Markets

Equity markets were affected by an array of geopolitical developments in late 2019, ranging from civil protests in Hong Kong to an impeachment inquiry against the U.S. president and the Brexit saga in the U.K. The continuing trade tensions between the U.S. and China remained an influencer of investor sentiment and equity market valuations early in the period. Alternating signs of progress and deterioration in the trade dispute occurred, although the year concluded with President Trump indicating that he would sign the first phase of a deal. Investor optimism helped fuel a rally that pushed U.S. equity indices to new record highs in December 2019.

Volatility reentered equity markets in January 2020, due to concerns over the spread of COVID-19 and the resulting economic implications. Although some indices hit new record highs in early February 2020, investor sentiment shifted later in the month, due to increasing COVID-19 cases in the U.S. A sell-off began that accelerated through late March 2020, eliminating gains for many areas of the capital markets, and sending some equity indices into bear market territory. Asset valuations came under additional pressure from the Russia and Saudi Arabia oil conflict, which caused the price of oil to fall precipitously. The U.S. Federal Reserve (the “Fed”) cut the federal funds target rate twice in March 2020 in an effort to support the economy. Large numbers of people were laid off after several states ordered non-essential businesses closed. A landmark $2 trillion-dollar stimulus deal was signed on March 27th, in an effort to provide much needed cash to households and loans to small businesses. Markets stabilized, and many indices gained ground in April 2020.

During the period, large-cap stocks generally outperformed both their mid-cap and small-cap counterparts.

Information Technology Stocks Lead the Market

The information technology sector led the index over the reporting period. Technology stocks generally performed well, before COVID-19 began to affect the markets, due to increased business

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

spending on technological infrastructure. These securities also continued to lead the index after COVID-19 appeared, due to increased demand for all things technological as a result of the stay-at-home orders. Virtual gatherings increased, along with demand for cloud computing infrastructure. Companies that boasted the strongest balance sheets tended to lead the pack. Health care was also among the top performers during the period. As the presumptive democratic nominee for president became clear, health care companies saw a rebound as the possibility of “Medicare for all” became less of a threat to the industry. Biotechnology and pharmaceutical companies saw their stock prices rise during the latter half of the reporting period, as companies in these industries attempted to bring forth therapies and treatments for COVID-19. Lastly, the performance of online retailer Amazon.com bolstered performance of the consumer discretionary sector during the period. Demand for at-home delivery of products soared throughout the months of February, March, and April, supporting the retailer’s stock price.

Conversely, laggards for the reporting period included the financials sector. Interest rates fell considerably during the six months, squeezing the profit margins for lending products. In addition, with widespread unemployment, some banks are reluctant to lend to some consumers. Some banks have several loans to energy companies on the books, which are currently threatened due to the low price of oil. Insurance companies also suffered during the period, due in part to investor speculation regarding future costs of claims relating to COVID-19. Industrials stocks fell during the period, led by the aerospace industry. Business and leisure travel has decreased significantly, cutting revenues for airlines and leading companies to cancel orders for planes. Industrial conglomerates are also suffering. Lastly, the energy sector was hurt during the period by historic oil price volatitliy.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and Fed remain dedicated to support capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2020

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon S&P 500 Index Fund from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

Expense paid per $1,000†	$2.44
Ending value (after expenses)	$965.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

Expense paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38
† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .3%
Aptiv	20,677		1,438,085
BorgWarner	17,981	[a]	513,717
Ford Motor	326,803		1,663,427
General Motors	103,080		2,297,653
Harley-Davidson	11,490	[a]	250,827
			6,163,709
Banks - 4.0%
Bank of America	668,484		16,077,040
Citigroup	180,059		8,743,665
Citizens Financial Group	34,730		777,605
Comerica	12,591		438,922
Fifth Third Bancorp	60,065		1,122,615
First Republic Bank	14,038		1,464,023
Huntington Bancshares	85,967		794,335
JPMorgan Chase & Co.	259,114		24,812,757
KeyCorp	79,204		922,727
M&T Bank	10,677		1,196,678
People's United Financial	33,302		422,602
Regions Financial	77,322		831,212
SVB Financial Group	4,049	[b]	782,145
The PNC Financial Services Group	36,214		3,862,947
Truist Financial	111,719		4,169,353
U.S. Bancorp	118,344		4,319,556
Wells Fargo & Co.	317,572		9,225,467
Zions Bancorp	14,578		460,811
			80,424,460
Capital Goods - 5.5%
3M	47,402		7,201,312
A.O. Smith	12,064	[a]	511,272
Allegion	7,335		737,461
AMETEK	18,908		1,585,814
Carrier Global	67,302	[b]	1,191,918
Caterpillar	45,806		5,330,902
Cummins	12,555		2,052,743
Deere & Co.	25,889		3,755,458
Dover	12,373		1,158,731
Eaton	34,313		2,865,135
Emerson Electric	49,958		2,849,105
Fastenal	47,161		1,708,171
Flowserve	10,449		294,348
Fortive	24,087		1,541,568

6

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.5% (continued)
Fortune Brands Home & Security	11,694		563,651
General Dynamics	19,311		2,522,403
General Electric	724,153		4,924,240
Honeywell International	58,929		8,362,025
Howmet Aerospace	32,747		428,003
Huntington Ingalls Industries	3,373		645,626
IDEX	6,324		971,556
Illinois Tool Works	24,171		3,927,787
Ingersoll Rand	26,133	[b]	759,948
Jacobs Engineering Group	11,254		931,269
Johnson Controls International	63,785		1,856,781
L3Harris Technologies	18,472		3,578,026
Lockheed Martin	20,600		8,014,636
Masco	24,073		987,956
Northrop Grumman	13,045		4,313,590
Otis Worldwide	33,651	[b]	1,713,172
PACCAR	28,790		1,993,132
Parker-Hannifin	10,476		1,656,465
Pentair	14,449		499,791
Quanta Services	10,675		388,143
Raytheon Technologies	121,586		7,879,989
Rockwell Automation	9,782		1,853,493
Roper Technologies	8,657		2,952,297
Snap-on	4,316	[a]	562,332
Stanley Black & Decker	12,579		1,386,206
Textron	17,615		464,331
The Boeing Company	44,359		6,255,506
Trane Technologies	20,265		1,771,566
TransDigm Group	4,191		1,521,668
United Rentals	6,399	[a,b]	822,272
W.W. Grainger	3,685		1,015,512
Westinghouse Air Brake Technologies	15,150		854,763
Xylem	14,484		1,041,400
			110,203,473
Commercial & Professional Services - .7%
Cintas	6,825		1,513,990
Copart	17,324	[b]	1,387,826
Equifax	10,224		1,420,114
IHS Markit	33,419		2,249,099
Nielsen Holdings	30,615		450,959
Republic Services	17,319		1,356,770
Robert Half International	10,577		499,975
Rollins	12,388	[a]	495,520

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .7% (continued)
Verisk Analytics	13,626		2,082,462
Waste Management	32,605		3,261,152
			14,717,867
Consumer Durables & Apparel - 1.0%
Capri Holdings	12,668	[b]	193,187
D.R. Horton	27,993		1,321,829
Garmin	11,958		970,511
Hanesbrands	29,589		294,115
Hasbro	10,652		769,181
Leggett & Platt	10,737		377,191
Lennar, Cl. A	23,477		1,175,493
Mohawk Industries	4,974	[b]	436,319
Newell Brands	31,279		434,153
NIKE, Cl. B	102,777		8,960,099
NVR	288	[b]	892,800
PulteGroup	20,672		584,397
PVH	6,754		332,499
Ralph Lauren	3,779		278,815
Tapestry	23,732		353,132
Under Armour, Cl. A	16,416	[b]	171,055
Under Armour, Cl. C	16,459	[b]	152,575
VF	27,109		1,575,033
Whirlpool	5,521		616,917
			19,889,301
Consumer Services - 1.6%
Carnival	34,595	[a]	550,061
Chipotle Mexican Grill	2,087	[b]	1,833,534
Darden Restaurants	10,111		746,091
H&R Block	16,140	[a]	268,731
Hilton Worldwide Holdings	23,286		1,762,983
Las Vegas Sands	28,293		1,358,630
Marriott International, Cl. A	22,176		2,016,685
McDonald's	62,149		11,656,666
MGM Resorts International	43,763		736,531
Norwegian Cruise Line Holdings	17,862	[a,b]	292,937
Royal Caribbean Cruises	14,451		675,873
Starbucks	97,358		7,470,279
Wynn Resorts	8,379	[a]	716,656
Yum! Brands	24,987		2,159,626
			32,245,283
Diversified Financials - 4.6%
American Express	55,578		5,071,492
Ameriprise Financial	10,368		1,191,698

8

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 4.6% (continued)
Berkshire Hathaway, Cl. B	161,613	[b]	30,279,812
BlackRock	9,762		4,900,914
Capital One Financial	39,182		2,537,426
Cboe Global Markets	9,165		910,818
CME Group	29,518		5,260,403
Discover Financial Services	25,234		1,084,305
E*Trade Financial	19,214		780,281
Franklin Resources	20,995	[a]	395,546
Intercontinental Exchange	46,047		4,118,904
Invesco	34,190	[a]	294,718
MarketAxess Holdings	3,148		1,432,371
Moody's	13,395		3,267,040
Morgan Stanley	96,205		3,793,363
MSCI	7,031		2,299,137
Nasdaq	9,491		1,040,878
Northern Trust	17,203		1,361,789
Raymond James Financial	9,695		639,094
S&P Global	20,248		5,930,234
State Street	29,719		1,873,486
Synchrony Financial	46,126		912,834
T. Rowe Price Group	19,680		2,275,598
The Bank of New York Mellon	68,818		2,583,428
The Charles Schwab	94,417		3,561,409
The Goldman Sachs Group	26,370		4,836,785
			92,633,763
Energy - 3.0%
Apache	30,453	[a]	398,325
Baker Hughes	51,706		721,299
Cabot Oil & Gas	32,441		701,374
Chevron	156,084		14,359,728
Concho Resources	17,241		977,910
ConocoPhillips	90,506		3,810,303
Devon Energy	34,887		435,041
Diamondback Energy	13,067		568,937
EOG Resources	48,409		2,299,912
Exxon Mobil	349,333		16,233,505
Halliburton	71,922		755,181
Helmerich & Payne	9,550		188,804
Hess	21,037		1,023,240
HollyFrontier	12,696		419,476
Kinder Morgan	162,369		2,472,880
Marathon Oil	66,735	[a]	408,418
Marathon Petroleum	52,640		1,688,691

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.0% (continued)
National Oilwell Varco	31,636		399,879
Noble Energy	40,490		397,207
Occidental Petroleum	74,679	[a]	1,239,671
ONEOK	34,719		1,039,140
Phillips 66	37,442		2,739,631
Pioneer Natural Resources	13,319		1,189,520
Schlumberger	115,575		1,943,972
TechnipFMC	34,356		306,112
The Williams Companies	100,935		1,955,111
Valero Energy	34,803		2,204,770
			60,878,037
Food & Staples Retailing - 1.6%
Costco Wholesale	36,456		11,046,168
Sysco	42,792		2,407,906
The Kroger Company	66,288		2,095,364
Walgreens Boots Alliance	61,509		2,662,725
Walmart	117,113		14,235,085
			32,447,248
Food, Beverage & Tobacco - 3.7%
Altria Group	153,939		6,042,106
Archer-Daniels-Midland	46,546		1,728,718
Brown-Forman, Cl. B	15,153	[a]	942,517
Campbell Soup	14,332		716,313
Conagra Brands	39,410		1,317,870
Constellation Brands, Cl. A	13,938		2,295,449
General Mills	50,673		3,034,806
Hormel Foods	22,761	[a]	1,066,353
Kellogg	20,967		1,373,339
Lamb Weston Holdings	12,430		762,705
McCormick & Co.	10,160		1,593,494
Molson Coors Beverage, Cl. B	15,817		648,655
Mondelez International, Cl. A	118,640		6,102,842
Monster Beverage	31,215	[b]	1,929,399
PepsiCo	115,133		15,230,945
Philip Morris International	128,358		9,575,507
The Coca-Cola Company	318,382		14,610,550
The Hershey Company	12,443		1,647,826
The J.M. Smucker Company	9,662		1,110,260
The Kraft Heinz Company	50,743		1,539,035
Tyson Foods, Cl. A	24,547		1,526,578
			74,795,267
Health Care Equipment & Services - 6.8%
Abbott Laboratories	145,882		13,434,273

10

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.8% (continued)
ABIOMED	3,856	[b]	737,460
Align Technology	6,073	[b]	1,304,784
AmerisourceBergen	12,775		1,145,407
Anthem	21,144		5,935,755
Baxter International	42,593		3,781,407
Becton Dickinson & Co.	22,526		5,688,491
Boston Scientific	116,095	[b]	4,351,241
Cardinal Health	23,651		1,170,251
Centene	48,480	[b]	3,227,798
Cerner	25,883		1,796,021
Cigna	30,758		6,021,801
CVS Health	107,926		6,642,845
Danaher	52,710		8,615,977
DaVita	7,654	[b]	604,743
Dentsply Sirona	18,874		801,013
Edwards Lifesciences	17,400	[b]	3,784,500
HCA Healthcare	22,264		2,446,368
Henry Schein	12,124	[b]	661,485
Hologic	21,983	[b]	1,101,348
Humana	11,007		4,202,693
IDEXX Laboratories	7,011	[b]	1,946,254
Intuitive Surgical	9,640	[b]	4,924,883
Laboratory Corp. of America Holdings	8,119	[b]	1,335,170
McKesson	13,468		1,902,355
Medtronic	110,612		10,799,050
Quest Diagnostics	11,027		1,214,183
ResMed	11,888		1,846,444
STERIS	6,402		912,285
Stryker	26,850		5,005,645
Teleflex	3,938		1,320,805
The Cooper Companies	4,009		1,149,380
UnitedHealth Group	78,251		22,886,070
Universal Health Services, Cl. B	6,426		679,164
Varian Medical Systems	7,531	[b]	861,396
Zimmer Biomet Holdings	17,202		2,059,079
			136,297,824
Household & Personal Products - 2.0%
Church & Dwight	19,898		1,392,661
Colgate-Palmolive	70,558		4,958,111
Coty, Cl. A	28,557	[a]	155,636
Kimberly-Clark	28,183		3,902,782
The Clorox Company	10,349		1,929,468
The Estee Lauder Companies, Cl. A	18,546		3,271,514

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 2.0% (continued)
The Procter & Gamble Company	206,001		24,281,338
			39,891,510
Insurance - 1.9%
Aflac	60,135		2,239,427
American International Group	72,571		1,845,481
Aon	19,779		3,415,240
Arthur J. Gallagher & Co.	15,835		1,243,048
Assurant	5,218		554,360
Chubb	37,508		4,051,239
Cincinnati Financial	12,242		805,524
Everest Re Group	3,333		577,042
Globe Life	8,221		676,917
Lincoln National	16,533		586,426
Loews	21,722		752,885
Marsh & McLennan	41,723		4,060,900
MetLife	64,035		2,310,383
Principal Financial Group	21,728		791,116
Prudential Financial	33,863		2,112,035
The Allstate	26,843		2,730,470
The Hartford Financial Services Group	30,453		1,156,909
The Progressive	48,720		3,766,056
The Travelers Companies	21,148		2,140,389
Unum Group	19,231		335,581
Willis Towers Watson	10,523		1,876,146
WR Berkley	12,060		651,240
			38,678,814
Materials - 2.5%
Air Products & Chemicals	18,370		4,143,905
Albemarle	8,871	[a]	544,946
Amcor	131,027	[a]	1,175,312
Avery Dennison	6,875		758,931
Ball	26,745		1,754,205
Celanese	10,250		851,468
CF Industries Holdings	18,062		496,705
Corteva	62,218		1,629,489
Dow	62,445		2,291,107
DuPont de Nemours	60,733		2,855,666
Eastman Chemical	10,526		636,928
Ecolab	20,713		4,007,965
FMC	10,771		989,855
Freeport-McMoRan	116,688		1,030,355
International Flavors & Fragrances	8,451	[a]	1,107,335
International Paper	31,635		1,083,499

12

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.5% (continued)
Linde	44,302		8,151,125
LyondellBasell Industries, Cl. A	21,783		1,262,325
Martin Marietta Materials	5,338		1,015,448
Newmont	68,311		4,063,138
Nucor	25,738		1,060,148
Packaging Corp. of America	7,582		732,800
PPG Industries	19,655		1,785,264
Sealed Air	12,911		369,125
The Mosaic Company	29,030		334,135
The Sherwin-Williams Company	6,749		3,619,961
Vulcan Materials	11,166		1,261,423
WestRock	21,349		687,224
			49,699,787
Media & Entertainment - 8.7%
Activision Blizzard	63,538		4,049,277
Alphabet, Cl. A	24,756	[b]	33,338,905
Alphabet, Cl. C	24,695	[b]	33,305,159
Charter Communications, Cl. A	12,918	[b]	6,397,381
Comcast, Cl. A	374,790		14,103,348
Discovery, Cl. A	12,602	[a,b]	282,537
Discovery, Cl. C	28,552	[b]	582,746
DISH Network, Cl. A	19,449	[b]	486,517
Electronic Arts	23,941	[b]	2,735,499
Facebook, Cl. A	198,843	[b]	40,705,151
Fox, Cl. A	30,432		787,276
Fox, Cl. B	14,085		360,013
Live Nation Entertainment	10,641	[a,b]	477,462
Netflix	36,177	[b]	15,188,913
News Corp., Cl. A	32,325		320,341
News Corp., Cl. B	8,955		91,520
Omnicom Group	17,525	[a]	999,451
Take-Two Interactive Software	9,248	[b]	1,119,470
The Interpublic Group of Companies	32,709		555,399
The Walt Disney Company	148,818		16,094,667
Twitter	64,621	[b]	1,853,330
ViacomCBS, Cl. B	46,040		794,650
			174,629,012
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
AbbVie	122,002		10,028,564
Agilent Technologies	25,317		1,940,801
Alexion Pharmaceuticals	18,657	[b]	2,005,068
Allergan	27,026		5,063,051
Amgen	49,030		11,728,957

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.5% (continued)
Biogen	14,946	[b]	4,436,421
Bristol-Myers Squibb	193,456		11,764,059
Eli Lilly & Co.	69,712		10,780,264
Gilead Sciences	105,040		8,823,360
Illumina	12,262	[b]	3,911,946
Incyte	14,539	[b]	1,419,879
IQVIA Holdings	15,120	[b]	2,155,961
Johnson & Johnson	217,450		32,626,198
Merck & Co.	210,243		16,680,680
Mettler-Toledo International	2,043	[b]	1,470,837
Mylan	43,298	[b]	726,107
PerkinElmer	9,426		853,336
Perrigo	11,123		592,856
Pfizer	456,958		17,528,909
Regeneron Pharmaceuticals	6,598	[b]	3,469,756
Thermo Fisher Scientific	33,087		11,073,557
Vertex Pharmaceuticals	21,364	[b]	5,366,637
Waters	5,463	[b]	1,021,581
Zoetis	39,217		5,071,150
			170,539,935
Real Estate - 2.9%
Alexandria Real Estate Equities	9,624	[c]	1,511,834
American Tower	36,778	[c]	8,753,164
Apartment Investment & Management, Cl. A	12,020	[c]	452,793
AvalonBay Communities	11,613	[c]	1,892,338
Boston Properties	12,149	[c]	1,180,640
CBRE Group, Cl. A	28,080	[b]	1,205,474
Crown Castle International	34,247	[c]	5,459,999
Digital Realty Trust	21,390	[c]	3,197,591
Duke Realty	29,377	[c]	1,019,382
Equinix	7,020	[c]	4,739,904
Equity Residential	29,478	[c]	1,917,839
Essex Property Trust	5,457	[c]	1,332,054
Extra Space Storage	10,924	[c]	963,934
Federal Realty Investment Trust	5,897	[c]	491,043
Healthpeak Properties	41,156	[c]	1,075,818
Host Hotels & Resorts	60,829	[c]	748,805
Iron Mountain	24,232	[a,c]	585,930
Kimco Realty	34,481	[c]	376,188
Mid-America Apartment Communities	9,411	[c]	1,053,279
Prologis	60,966	[c]	5,439,996

14

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.9% (continued)
Public Storage	12,518	[c]	2,321,463
Realty Income	27,001	[c]	1,482,895
Regency Centers	14,591	[c]	640,691
SBA Communications	9,241	[c]	2,679,151
Simon Property Group	25,793	[c]	1,722,199
SL Green Realty	6,245	[a,c]	331,297
UDR	23,568	[c]	883,093
Ventas	31,647	[c]	1,023,780
Vornado Realty Trust	12,164	[c]	533,026
Welltower	33,758	[c]	1,729,422
Weyerhaeuser	61,813	[c]	1,351,850
			58,096,872
Retailing - 7.5%
Advance Auto Parts	5,475		661,982
Amazon.com	34,423	[b]	85,162,502
AutoZone	1,969	[b]	2,009,010
Best Buy	19,112		1,466,464
Booking Holdings	3,467	[b]	5,133,136
CarMax	13,192	[a,b]	971,591
Dollar General	21,026		3,685,858
Dollar Tree	19,751	[b]	1,573,562
eBay	62,603		2,493,477
Expedia Group	11,345		805,268
Genuine Parts	11,550		915,684
Kohl's	14,331	[a]	264,550
L Brands	18,759	[a]	223,045
LKQ	26,115	[b]	682,907
Lowe's	63,150		6,614,962
Nordstrom	8,027		150,747
O'Reilly Automotive	6,194	[b]	2,392,990
Ross Stores	29,814		2,723,807
Target	41,918		4,600,081
The Gap	19,022	[a]	154,459
The Home Depot	90,084		19,803,166
The TJX Companies	99,830		4,896,661
Tiffany & Co.	8,733		1,104,725
Tractor Supply	10,154		1,029,920
Ulta Beauty	4,784	[b]	1,042,529
			150,563,083
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices	96,271	[b]	5,043,638
Analog Devices	30,848		3,380,941
Applied Materials	76,351		3,793,118

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 4.5% (continued)
Broadcom	32,934		8,945,533
Intel	359,283		21,549,794
KLA	12,906		2,117,746
Lam Research	11,914		3,041,406
Maxim Integrated Products	21,851		1,201,368
Microchip Technology	19,490	[a]	1,709,858
Micron Technology	92,369	[b]	4,423,551
NVIDIA	50,519		14,765,693
Qorvo	9,675	[b]	948,440
Qualcomm	94,112		7,403,791
Skyworks Solutions	13,788		1,432,297
Texas Instruments	77,607		9,007,844
Xilinx	21,154		1,848,860
			90,613,878
Software & Services - 14.2%
Accenture, Cl. A	52,744		9,767,661
Adobe	39,957	[b]	14,130,393
Akamai Technologies	13,212	[b]	1,290,945
Alliance Data Systems	3,124		156,419
ANSYS	7,174	[b]	1,878,368
Autodesk	18,260	[b]	3,416,994
Automatic Data Processing	35,627		5,226,125
Broadridge Financial Solutions	9,559		1,108,844
Cadence Design Systems	23,670	[b]	1,920,347
Citrix Systems	9,389		1,361,499
Cognizant Technology Solutions, Cl. A	44,884		2,604,170
DXC Technology	22,638		410,427
Fidelity National Information Services	50,978		6,723,488
Fiserv	47,007	[b]	4,844,541
FleetCor Technologies	7,164	[b]	1,728,315
Fortinet	11,547	[b]	1,244,074
Gartner	7,077	[b]	840,818
Global Payments	25,120		4,170,422
International Business Machines	73,050		9,172,158
Intuit	21,567		5,818,992
Jack Henry & Associates	6,559		1,072,724
Leidos Holdings	11,077		1,094,518
Mastercard, Cl. A	73,318		20,160,250
Microsoft	630,610		113,011,618
Nortonlifelock	48,000		1,020,960
Oracle	178,723		9,466,957
Paychex	26,638		1,825,236

16

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 14.2% (continued)
Paycom Software	3,760	[b]	981,435
PayPal Holdings	96,881	[b]	11,916,363
salesforce.com	73,200	[b]	11,854,740
ServiceNow	15,705	[b]	5,520,936
Synopsys	12,609	[b]	1,981,126
The Western Union Company	36,072		687,893
Verisign	8,720	[b]	1,826,753
Visa, Cl. A	141,411	[a]	25,272,974
			285,509,483
Technology Hardware & Equipment - 6.8%
Amphenol, Cl. A	24,314		2,145,954
Apple	345,242		101,432,100
Arista Networks	4,394	[b]	963,604
CDW	11,595		1,284,726
Cisco Systems	350,232		14,842,832
Corning	65,262		1,436,417
F5 Networks	5,166	[b]	719,417
FLIR Systems	11,249		488,207
Hewlett Packard Enterprise	104,441		1,050,676
HP	121,205		1,879,890
IPG Photonics	2,623	[b]	339,233
Juniper Networks	25,931		560,110
Keysight Technologies	15,890	[b]	1,537,675
Motorola Solutions	14,374		2,067,125
NetApp	19,408		849,488
Seagate Technology	19,618		979,919
TE Connectivity	28,123		2,065,916
Western Digital	25,303		1,165,962
Xerox Holdings	15,873		290,317
Zebra Technologies, Cl. A	4,091	[b]	939,539
			137,039,107
Telecommunication Services - 2.1%
AT&T	603,280		18,381,942
CenturyLink	83,472	[a]	886,473
T-Mobile US	30,651	[b]	2,691,158
Verizon Communications	341,574		19,623,426
			41,582,999
Transportation - 1.7%
Alaska Air Group	9,960		323,899
American Airlines Group	34,566	[a]	415,138
C.H. Robinson Worldwide	11,174		792,237
CSX	64,301		4,258,655
Delta Air Lines	48,659		1,260,755

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.7% (continued)
Expeditors International of Washington	13,705		981,347
FedEx	19,990		2,534,132
J.B. Hunt Transport Services	6,781		685,695
Kansas City Southern	8,245		1,076,385
Norfolk Southern	21,659		3,705,855
Old Dominion Freight Line	7,980		1,159,414
Southwest Airlines	38,666		1,208,313
Union Pacific	57,254		9,148,617
United Airlines Holdings	18,353	[b]	542,882
United Parcel Service, Cl. B	58,086		5,498,421
			33,591,745
Utilities - 3.2%
Alliant Energy	20,268		984,011
Ameren	20,377		1,482,427
American Electric Power	41,168		3,421,472
American Water Works	15,001		1,825,472
Atmos Energy	9,986		1,018,272
CenterPoint Energy	42,423		722,464
CMS Energy	23,491		1,341,101
Consolidated Edison	27,609		2,175,589
Dominion Energy	67,794		5,228,951
DTE Energy	15,622		1,620,626
Duke Energy	60,042		5,083,156
Edison International	29,883		1,754,431
Entergy	16,264		1,553,375
Evergy	18,620		1,087,967
Eversource Energy	27,142		2,190,359
Exelon	81,008		3,003,777
FirstEnergy	45,175		1,864,372
NextEra Energy	40,325		9,319,914
NiSource	30,097		755,736
NRG Energy	20,555		689,209
Pinnacle West Capital	9,661		743,800
PPL	62,153		1,579,929
Public Service Enterprise Group	41,415		2,100,155
Sempra Energy	23,146		2,866,632
The AES	56,514		748,811
The Southern Company	86,861		4,927,625
WEC Energy Group	25,866		2,342,166
Xcel Energy	43,940		2,792,826
			65,224,625
Total Common Stocks (cost $554,138,263)			1,996,357,082

18

Description		Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.15%, 2/25/21 (cost $1,307,381)		1,309,000	[d,e]	1,307,391
	1-Day Yield (%)	Shares
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,014,474)	0.33	11,014,474	[f]	11,014,474

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,540,887)	0.33	1,540,887	[f]	1,540,887
Total Investments (cost $568,001,005)		100.0%		2,010,219,834
Liabilities, Less Cash and Receivables		(.0%)		(764,785)
Net Assets		100.0%		2,009,455,049

aSecurity, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $41,789,001 and the value of the collateral was $43,714,714, consisting of cash collateral of $1,540,887 and U.S. Government & Agency securities valued at $42,173,827.

bNon-income producing security.

cInvestment in real estate investment trust within the United States.

dHeld by a counterparty for open exchange traded derivative contracts.

eSecurity is a discount security. Income is recognized through the accretion of discount.

fInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.5
Health Care	15.3
Communication Services	10.8
Financials	10.5
Consumer Discretionary	10.4
Industrials	7.9
Consumer Staples	7.3
Utilities	3.2
Energy	3.0
Real Estate	2.9
Materials	2.5
Investment Companies	.6
Government	.1
100.0

† Based on net assets.

See notes to financial statements.

19

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/19 ($)	Purchases ($)	Sales ($)	Value 4/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,855,122	177,261,505	(176,102,153)	11,014,474.5		80,087
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	728,181	23,021,099	(22,208,393)	1,540,887.1		-
Total	10,583,303	200,282,604	(198,310,546)	12,555,361.6		80,087

See notes to financial statements.

20

STATEMENT OF FUTURES
April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	100	6/19/2020	13,781,070	14,512,000	730,930
Gross Unrealized Appreciation				730,930

See notes to financial statements.

21

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $41,789,001)—Note 1(b):
Unaffiliated issuers	555,445,644	1,997,664,473
Affiliated issuers	12,555,361	12,555,361
Cash		377,572
Dividends and securities lending income receivable		1,725,123
Receivable for shares of Common Stock subscribed		1,327,595
Prepaid expenses		64
		2,013,650,188
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		755,726
Payable for shares of Common Stock redeemed		1,681,059
Liability for securities on loan—Note 1(b)		1,540,887
Payable for futures variation margin—Note 4		195,086
Directors’ fees and expenses payable		21,921
Interest payable—Note 2		460
		4,195,139
Net Assets ($)		2,009,455,049
Composition of Net Assets ($):
Paid-in capital		450,714,821
Total distributable earnings (loss)		1,558,740,228
Net Assets ($)		2,009,455,049

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)	44,115,072
Net Asset Value Per Share ($)	45.55

See notes to financial statements.

22

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	22,447,420
Affiliated issuers	80,087
Income from securities lending—Note 1(b)	68,344
Interest	60,056
Total Income	22,655,907
Expenses:
Management fee—Note 3(a)	2,721,174
Shareholder servicing costs—Note 3(b)	2,721,174
Directors’ fees—Note 3(a,c)	107,600
Loan commitment fees—Note 2	21,451
Interest expense—Note 2	1,449
Total Expenses	5,572,848
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(107,600)
Net Expenses	5,465,248
Investment Income—Net	17,190,659
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	130,064,483
Net realized gain (loss) on futures	(1,232,292)
Net Realized Gain (Loss)	128,832,191
Net change in unrealized appreciation (depreciation) on investments	(215,556,399)
Net change in unrealized appreciation (depreciation) on futures	367,182
Net Change in Unrealized Appreciation (Depreciation)	(215,189,217)
Net Realized and Unrealized Gain (Loss) on Investments	(86,357,026)
Net (Decrease) in Net Assets Resulting from Operations	(69,166,367)

See notes to financial statements.

23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	17,190,659	36,001,448
Net realized gain (loss) on investments	128,832,191	301,803,850
Net change in unrealized appreciation (depreciation) on investments	(215,189,217)	(42,160,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,166,367)	295,645,203
Distributions ($):
Distributions to shareholders	(299,400,194)	(312,814,481)
Capital Stock Transactions ($):
Net proceeds from shares sold	179,294,015	320,880,718
Distributions reinvested	291,570,931	305,420,036
Cost of shares redeemed	(365,399,514)	(764,586,883)
Increase (Decrease) in Net Assets from Capital Stock Transactions	105,465,432	(138,286,129)
Total Increase (Decrease) in Net Assets	(263,101,129)	(155,455,407)
Net Assets ($):
Beginning of Period	2,272,556,178	2,428,011,585
End of Period	2,009,455,049	2,272,556,178
Capital Share Transactions (Shares):
Shares sold	3,834,369	6,331,502
Shares issued for distributions reinvested	5,779,475	7,057,271
Shares redeemed	(7,634,171)	(15,051,465)
Net Increase (Decrease) in Shares Outstanding	1,979,673	(1,662,692)

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	53.93	55.44	56.66	51.04	52.88	54.00
Investment Operations:
Investment income—net[a]	.39	.79	.78	.80	.84	.83
Net realized and unrealized gain (loss) on investments	(1.55)	5.03	2.97	10.12	1.11	1.68
Total from Investment Operations	(1.16)	5.82	3.75	10.92	1.95	2.51
Distributions:
Dividends from investment income—net	(.84)	(.84)	(.86)	(.91)	(.87)	(.83)
Dividends from net realized gain on investments	(6.38)	(6.49)	(4.11)	(4.39)	(2.92)	(2.80)
Total Distributions	(7.22)	(7.33)	(4.97)	(5.30)	(3.79)	(3.63)
Net asset value, end of period	45.55	53.93	55.44	56.66	51.04	52.88
Total Return (%)	(3.44)[b]	13.76	6.83	23.03	3.95	4.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.58[c]	1.55	1.39	1.52	1.68	1.59
Portfolio Turnover Rate	.98[b]	2.81	3.06	2.88	4.25	3.72
Net Assets, end of period ($ x 1,000)	2,009,455	2,272,556	2,428,012	2,661,282	2,478,725	2,771,235

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon S&P 500 Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Composite Stock Price Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

26

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

28

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks†	1,996,357,082	-	-	1,996,357,082
Investment Companies	12,555,361	-	-	12,555,361
U.S. Treasury Securities	-	1,307,391	-	1,307,391
Other Financial Instruments:
Futures††	730,930	-	-	730,930

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives is reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2020, The Bank of

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

New York Mellon earned $14,193 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

30

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $37,621,906 and long-term capital gains $275,192,575. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2020 was approximately $117,580 with a related weighted average annualized interest rate of 2.48%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its fee, the Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2020, fees reimbursed by the Adviser amounted to $107,600.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, the fund was charged $2,721,174 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $392,413 and Shareholder Services Plan fees of $392,413, which are offset against an expense reimbursement currently in effect in the amount of $29,100.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2020, amounted to $21,162,094 and $201,421,162, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative

32

instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Equity futures	13,593,059

At April 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,442,949,759, consisting of $1,484,956,585 gross unrealized appreciation and $42,006,826 gross unrealized depreciation.

At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).

The State Law Cases: In 2008, approximately one year after the Tribune LBO concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

creditors filed complaints in various courts, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United States District Court for the Southern District of New York, under the caption In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “by or to (or for the benefit of) . . . a financial institution.” The fund is a registered investment company, which the Code defines as a “financial institution.”

On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court. During the pendency of the plaintiffs’ cert. petition, the Supreme Court ruled in another case, Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Management”), that Section 546(e) does not exempt qualified transfers from avoidance that merely passed through “financial institutions,” though it does exempt “financial institutions” themselves, like the fund.

On May 15, 2018, in response to the Merit Management decision, the Second Circuit issued an Order in the State Law Cases that “the mandate in this case is recalled in anticipation of further panel review.”

On December 19, 2019, the Second Circuit issued an Amended and Corrected Opinion affirming dismissal of the constructive fraudulent transfer claims notwithstanding Merit Mgmt., because there is an alternate basis for finding that the payments are safe-harbored under Section 546(e); namely, that, with respect to LBO payments, the Tribune Company is itself a “financial institution” because it was the customer of Computershare – a trust company and bank that acted as Tribune’s agent – and because all payments were made in connection with a securities contract.

On January 2, 2020, plaintiffs petitioned the Second Circuit for rehearing by the same panel of judges and/or rehearing en banc by all judges on the Court of Appeals for the Second Circuit. Plaintiffs sought this relief on numerous grounds, including that the panel rendered its decision using an incorrect construction of Section 546(e), improperly considered evidence, and an insufficiently developed factual record. Second Circuit rules state

34

that parties opposing a petition for rehearing and rehearing en banc are not permitted to file a response unless requested by the Court. The Second Circuit did not request any oppositions to plaintiffs’ motion, instead issuing an order on February 6, 2020, denying plaintiffs’-appellants’ petition for rehearing and/or rehearing en banc.

The FitzSimons Litigation: On November 1, 2010, a case now styled, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS) was filed (“the FitzSimons Litigation”). Among other things, the complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On May 23, 2014, the defendants filed a motion to dismiss, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions.

Effective November 1, 2018, Judge Denise Cote was assigned to the case when Judge Richard Sullivan was elevated to the Second Circuit.

On November 30, 2018, the Court issued an Opinion and Order resolving the remaining motions by dismissing most, but not all, of the claims asserted against the individual defendants.

In January 2019, various state law claims asserted against certain individual defendants were dismissed.

Between February and early April 2019, plaintiffs and certain defendants attempted to resolve the dispute through mediation, but ultimately decided to await the Second Circuit’s review of its May 29, 2016 decision before attempting to negotiate a settlement.

On April 4, 2019, plaintiff filed a motion to amend the FitzSimons complaint to add a claim for constructive fraudulent transfer from defendants subject to clawback under the Bankruptcy Code. On April 10, 2019, the affected defendants opposed the motion.

On April 23, 2019, Judge Cote denied plaintiff’s motion to amend the complaint to add a new constructive fraudulent transfer claim because such amendment would be futile and would result in substantial prejudice to the shareholder defendants given that the only claim against the shareholder defendants in FitzSimons has been dismissed for over two years, subject to appeal. Judge Cote considered the amendment futile on the ground that constructive fraudulent transfer claims are barred by the safe harbor provision of Section 546(e), which defines “financial institution” to

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include, in certain circumstances, the customers of traditional financial institutions, including Tribune.

On July 12, 2019, the Trustee filed a notice of appeal to the Second Circuit from the April 23, 2019, decision denying leave to amend the complaint to add constructive fraudulent transfer claims. On July 15, 2019, the Trustee filed a corrected notice of appeal to remedy technical errors with the notice filed on July 12, 2019. Briefing on these matters began in January 2020, and was completed and fully submitted to the Second Circuit by June 2020. Oral argument is anticipated to occur in 2020, with a decision expected in 2021.

At this stage in the proceedings, management does not believe that a loss is probable and, in any event, is unable to reasonably estimate the possible loss that may result.

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of retail pure no-load S&P 500 index funds (the “Performance Group”) and with a broader group of retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of retail no-load S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or within two or three basis points of the Performance Group median and below the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Universe median in certain periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1)] paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients/”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm

38

regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

BNY Mellon S&P 500 Index Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0078SA0420

BNY Mellon Smallcap Stock Index Fund

SEMIANNUAL REPORT April 30, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Smallcap Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Smallcap Stock Index Fund, covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
May 15, 2020

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2019 through April 30, 2020, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, the BNY Mellon Smallcap Stock Index Fund’s Investor shares produced a total return of -19.56%, and its Class I shares returned
-19.49%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced a -19.42% total return for the same period.2,3

Small-cap stocks fell during the reporting period, due largely to volatility brought on by the spread of COVID-19. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the Index and in futures whose performance is tied to the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

The Index is an unmanaged index composed of 600 domestic stocks. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $600 million and $2.4 billion, to the extent consistent with market conditions.

Geopolitics, Pandemic and Central Banks Influence Markets

Equity markets were affected by an array of geopolitical developments in late 2019, ranging from civil protests in Hong Kong to an impeachment inquiry against the U.S. president and the Brexit saga in the U.K. The continuing trade tensions between the U.S. and China remained an influencer of investor sentiment and equity market valuations early in the period. Alternating signs of progress and deterioration in the trade dispute occurred, although the year concluded with President Trump indicating that he would sign the first phase of a deal. Investor optimism helped fuel a rally that pushed U.S. equity indices to new record highs in December 2019.

Volatility reentered equity markets in January 2020, due to concerns over the spread of COVID-19 and the resulting economic implications. Although some indices hit new record highs in early February 2020, investor sentiment shifted later in the month, due to increasing COVID-19 cases in the U.S. A sell-off began that accelerated through late March 2020, eliminating gains for many areas of the capital markets, and sending some equity indices into bear market territory. Asset valuations came under additional pressure from the Russia and Saudi Arabia oil conflict, which caused the price of oil to fall precipitously. The U.S. Federal

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Reserve (the “Fed”) cut the federal funds target rate twice in March 2020 in an effort to support the economy. Large numbers of people were laid off, after several states ordered non-essential businesses closed. A landmark $2 trillion-dollar stimulus deal was signed on March 27th, in an effort to provide much needed cash to households and loans to small businesses. Markets stabilized, and many indices gained ground in April 2020.

In this environment, small-cap stocks trailed their large-cap and mid-cap counterparts.

Financials Stocks Weigh on the Market

In a falling rate environment, financials stocks struggled. Small banks were particularly hard hit, as many of their revenues depend on mortgage products. Lower rates generally reduce the profitability of lending money, and the high rates of unemployment have investors concerned about a possible uptick in mortgage defaults. Insurance companies also came under pressure, as investors speculated over the possible extent of costs associated with COVID-19 claims. As people sheltered in place, real estate securities were also hit. Business, retail and college housing REITs were particularly affected as people stayed home. Within the industrials sector, many industries such as aerospace, construction and machinery experienced falling demand for their products. In addition, smaller companies in these spaces tend to be highly leveraged, which investors punished during the period, due to the added financial strain of weaker balance sheets.

There were spots of resilience within the small-cap markets. Communications services led the index for the reporting period. Small wireless companies benefited from the increase in users who are at home and utilizing wireless networks. The health care sector also held up relatively well. Many smaller biotechnology and pharmaceuticals companies are partnering with larger organizations to produce experimental medicines for COVID-19 and other infectious diseases. These smaller companies benefit from access to larger companies’ manufacturing and distribution facilities. Lastly, defensive stocks such as pet food companies fared well within the consumer staples sector.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and Fed remain dedicated to supporting capital markets and the economy with various fiscal and

4

monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2020

¹ Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower.Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Smallcap Stock Index Fund from November 1, 2020 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$2.29	$1.17
Ending value (after expenses)	$804.40	$805.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$2.56	$1.31
Ending value (after expenses)	$1,022.33	$1,023.57

†  Expenses are equal to the fund’s annualized expense ratio of .51% for Investor Shares and .26% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 2.0%
American Axle & Manufacturing Holdings	269,347	[a]	1,163,579
Cooper Tire & Rubber	116,855		2,476,157
Cooper-Standard Holdings	40,631	[a]	522,108
Dorman Products	67,323	[a]	4,246,735
Fox Factory Holding	90,473	[a]	4,615,028
Garrett Motion	165,965	[a]	904,509
Gentherm	75,500	[a]	2,826,720
LCI Industries	57,813		5,013,543
Motorcar Parts of America	40,449	[a]	575,589
Standard Motor Products	47,773		1,943,883
Winnebago Industries	77,664		3,445,952
			27,733,803
Banks - 10.5%
Allegiance Bancshares	44,639		1,119,546
Ameris Bancorp	153,796		3,911,032
Axos Financial	125,851	[a]	2,900,866
Banc of California	101,565		1,058,307
Banner	80,978		3,111,985
Berkshire Hills Bancorp	101,699		1,732,951
Boston Private Financial Holdings	187,928		1,428,253
Brookline Bancorp	188,357		1,923,125
Cadence Bancorp	300,153		1,987,013
Central Pacific Financial	67,318		1,177,392
City Holding	38,422		2,596,943
Columbia Banking System	169,259		4,568,300
Community Bank System	119,664		7,477,803
Customers Bancorp	68,269	[a]	871,112
CVB Financial	307,842		6,398,496
Dime Community Bancshares	70,337		1,155,637
Eagle Bancorp	77,208		2,708,457
First Bancorp	498,908		2,908,634
First Commonwealth Financial	232,196		2,210,506
First Financial Bancorp	233,617		3,593,029
First Midwest Bancorp	254,077		3,755,258
Flagstar Bancorp	80,763		2,092,569
Franklin Financial Network	31,263		741,558
Glacier Bancorp	198,426		7,556,062
Great Western Bancorp	131,290		2,468,252
Hanmi Financial	72,733		877,887
Heritage Financial	83,036		1,664,872

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 10.5% (continued)
HomeStreet	55,985		1,430,417
Hope Bancorp	298,604		2,971,110
Independent Bank	79,459		5,791,767
Meta Financial Group	80,353		1,480,102
National Bank Holdings, Cl. A	73,814		1,961,976
NBT Bancorp	102,950		3,410,733
NMI Holdings, Cl. A	155,769	[a]	2,105,997
Northfield Bancorp	102,926		1,159,976
Northwest Bancshares	277,868		2,948,179
OFG Bancorp	121,934		1,533,930
Old National Bancorp	392,990		5,568,668
Opus Bank	52,169		1,002,688
Pacific Premier Bancorp	138,499		2,956,954
Preferred Bank	32,282		1,231,558
Provident Financial Services	141,977		2,037,370
S&T Bancorp	90,838		2,426,283
Seacoast Banking Corp. of Florida	118,341	[a]	2,659,122
ServisFirst Bancshares	108,386		3,849,871
Simmons First National, Cl. A	267,224		4,997,089
Southside Bancshares	72,705		2,210,959
Tompkins Financial	28,415		1,918,297
Triumph Bancorp	53,777	[a]	1,490,161
TrustCo Bank	229,563		1,446,247
United Community Banks	182,672		3,862,599
Veritex Holdings	111,964		1,966,088
Walker & Dunlop	66,344		2,549,600
Westamerica Bancorporation	63,548		4,003,524
			144,967,110
Capital Goods - 11.6%
AAON	95,336		4,541,807
AAR	75,362		1,475,588
Aegion	69,372	[a]	1,113,421
Aerojet Rocketdyne Holdings	167,518	[a]	6,891,691
AeroVironment	50,317	[a]	3,032,102
Alamo Group	22,259		2,191,176
Albany International, Cl. A	71,145		3,638,355
American Woodmark	35,818	[a]	1,841,403
Apogee Enterprises	59,451		1,215,178
Applied Industrial Technologies	89,621		4,695,244
Arcosa	111,770		4,165,668
Astec Industries	52,099		2,089,691
AZZ	59,723		1,874,705
Barnes Group	111,846		4,292,649

8

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.6% (continued)
Briggs & Stratton	108,288		245,814
Chart Industries	84,027	[a]	3,001,444
CIRCOR International	45,798	[a]	683,764
Comfort Systems USA	84,811		2,824,206
Cubic	71,762		2,742,026
DXP Enterprises	38,646	[a]	576,598
Encore Wire	48,634		2,226,465
Enerpac Tool Group	122,928	[a]	2,097,152
EnPro Industries	49,136		2,228,318
ESCO Technologies	60,956		4,650,943
Federal Signal	140,175		3,774,913
Foundation Building Materials	43,754	[a]	511,922
Franklin Electric	88,837		4,512,920
Gibraltar Industries	75,889	[a]	3,513,661
GMS	96,378	[a]	1,771,428
Granite Construction	110,641		1,818,938
Griffon	100,155		1,643,544
Hillenbrand	174,231		3,650,139
Insteel Industries	42,480		746,374
John Bean Technologies	73,203		5,617,598
Kaman	65,049		2,521,299
Lindsay	24,812		2,233,080
Lydall	42,842	[a]	479,830
Meritor	170,494	[a]	3,495,127
Moog, Cl. A	75,673		3,744,300
Mueller Industries	133,888		3,467,699
MYR Group	37,877	[a]	1,136,310
National Presto Industries	11,694		950,839
Park Aerospace	43,326		576,669
Patrick Industries	50,647		2,087,669
PGT Innovations	137,518	[a]	1,421,936
Powell Industries	20,961		531,781
Proto Labs	61,853	[a]	6,283,646
Quanex Building Products	77,907		971,500
Raven Industries	83,002		1,848,455
Simpson Manufacturing	93,267		6,724,551
SPX	102,261	[a]	3,899,212
SPX FLOW	100,166	[a]	3,262,407
Standex International	29,635		1,477,008
Sunrun	184,155	[a]	2,583,695
Tennant	43,039		2,546,618
The Greenbrier Companies	76,461		1,298,308
Titan International	127,163		179,300

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.6% (continued)
Triumph Group	119,478		841,125
Universal Forest Products	141,918		5,835,668
Veritiv	30,992	[a]	290,395
Vicor	43,381	[a]	2,306,568
Wabash National	127,468		1,045,238
Watts Water Technologies, Cl. A	63,767		5,254,401
			161,191,479
Commercial & Professional Services - 3.4%
ABM Industries	153,439		5,292,111
Brady, Cl. A	114,963		5,005,489
Exponent	120,019		8,440,936
Forrester Research	23,600	[a]	738,680
Harsco	185,787	[a]	1,854,154
Heidrick & Struggles International	45,888		1,029,727
Interface	134,898		1,246,458
Kelly Services, Cl. A	77,868		1,203,061
Korn Ferry	127,962		3,689,144
Matthews International, Cl. A	72,563		1,737,158
Mobile Mini	101,760		2,907,283
Pitney Bowes	382,517		1,350,285
R.R. Donnelley & Sons	182,459		312,005
Resources Connection	71,971		783,044
Team	70,344	[a]	434,022
TrueBlue	87,758	[a]	1,362,882
U.S. Ecology	59,672		1,956,048
UniFirst	35,379		5,948,979
Viad	47,515		1,138,935
			46,430,401
Consumer Durables & Apparel - 4.6%
Callaway Golf	219,629		3,145,087
Cavco Industries	20,224	[a]	3,128,248
Century Communities	65,828	[a]	1,410,036
Crocs	158,487	[a]	3,843,310
Ethan Allen Interiors	58,323		659,633
Fossil Group	99,266	[a]	393,093
G-III Apparel Group	99,681	[a]	1,129,386
Installed Building Products	48,592	[a]	2,396,072
iRobot	65,179	[a]	3,973,312
Kontoor Brands	110,253		2,140,011
La-Z-Boy	106,025		2,486,286
LGI Homes	51,030	[a]	3,091,397
M.D.C. Holdings	117,877		3,447,902
M/I Homes	64,258	[a]	1,636,009

10

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 4.6% (continued)
Meritage Homes	84,615	[a]	4,447,364
Movado Group	40,437		416,905
Oxford Industries	39,531		1,657,140
Steven Madden	181,533		4,551,032
Sturm Ruger & Co.	39,260		2,088,632
TopBuild	78,542	[a]	7,319,329
Tupperware Brands	122,652		394,939
Unifi	34,601	[a]	358,120
Universal Electronics	31,855	[a]	1,314,974
Vera Bradley	56,734	[a]	312,604
Vista Outdoor	137,788	[a]	1,394,415
Wolverine World Wide	190,171		3,896,604
YETI Holdings	105,972	[a]	2,925,887
			63,957,727
Consumer Services - 2.4%
American Public Education	36,681	[a]	945,269
BJ‘s Restaurants	43,850		958,561
Bloomin‘ Brands	197,941		2,385,189
Chuy's Holdings	36,068	[a]	604,500
Dave & Buster's Entertainment	72,982		1,068,456
Dine Brands Global	39,898		1,771,072
El Pollo Loco Holdings	45,657	[a]	558,385
Fiesta Restaurant Group	42,168	[a]	306,772
Monarch Casino & Resort	28,115	[a]	937,354
Perdoceo Education	163,484	[a]	2,125,292
Red Robin Gourmet Burgers	30,679	[a]	448,834
Regis	57,567	[a]	714,982
Ruth's Hospitality Group	65,322		735,199
Shake Shack, Cl. A	71,648	[a]	3,905,532
Strategic Education	50,839		8,098,653
Wingstop	68,179		7,995,351
			33,559,401
Diversified Financials - 2.8%
Apollo Commercial Real Estate Finance	327,184	[b]	2,666,550
ARMOUR Residential REIT	134,742	[b]	1,191,119
Blucora	111,155	[a]	1,563,951
Capstead Mortgage	217,932	[b]	1,131,067
Donnelley Financial Solutions	70,594	[a]	513,924
Encore Capital Group	64,194	[a]	1,667,760
Enova International	76,505	[a]	1,227,140
EZCORP, Cl. A	113,458	[a]	635,365
FGL Holdings	302,033		3,135,103
Granite Point Mortgage Trust	124,853	[b]	621,768

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 2.8% (continued)
Green Dot, Cl. A	108,849	[a]	3,319,894
Greenhill & Co.	34,498		368,094
INTL. FCStone	38,711	[a]	1,546,892
Invesco Mortgage Capital	367,298	[b]	1,116,586
KKR Real Estate Finance Trust	57,757	[b]	911,405
New York Mortgage Trust	844,263	[b]	1,840,493
PennyMac Mortgage Investment Trust	234,699	[b]	2,440,870
Piper Sandler	40,297		2,172,411
PRA Group	106,889	[a]	2,965,101
Ready Capital	83,925	[b]	559,781
Redwood Trust	258,520	[b]	1,059,932
Virtus Investment Partners	17,401		1,414,179
Waddell & Reed Financial, Cl. A	166,173		2,417,817
WisdomTree Investments	261,362		846,813
World Acceptance	12,195	[a]	827,431
			38,161,446
Energy - 2.6%
Archrock	295,175		1,419,792
Bonanza Creek Energy	44,201	[a]	771,749
Callon Petroleum	921,340	[a]	865,783
CONSOL Energy	60,927	[a]	462,436
Core Laboratories	103,000		2,019,830
Denbury Resources	1,240,719	[a]	441,076
DMC Global	34,410		888,122
Dorian LPG	62,336	[a]	591,569
Dril-Quip	83,034	[a]	2,750,916
Era Group	42,182	[a]	215,972
Exterran	68,013	[a]	462,488
Geospace Technologies	36,628	[a]	227,460
Green Plains	78,453	[a]	460,519
Gulfport Energy	346,385	[a]	885,014
Helix Energy Solutions Group	327,540	[a]	831,952
HighPoint Resources	242,170	[a]	80,304
Laredo Petroleum	470,076	[a]	512,383
Matrix Service	63,572	[a]	663,692
Nabors Industries	15,791		232,594
Newpark Resources	219,986	[a]	336,579
Noble	634,406	[a]	163,677
Oasis Petroleum	664,463	[a]	467,716
Oceaneering International	233,953	[a]	1,202,518
Oil States International	147,162	[a]	506,237
Par Pacific Holdings	84,212	[a]	818,541
PDC Energy	221,355	[a]	2,875,401

12

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.6% (continued)
Penn Virginia	33,786	[a]	212,514
ProPetro Holding	198,806	[a]	842,937
QEP Resources	580,189		572,066
Range Resources	479,575		2,795,922
Renewable Energy Group	89,064	[a]	2,209,678
REX American Resources	13,205	[a]	785,433
Ring Energy	169,408	[a]	152,687
RPC	103,098	[a]	351,564
SEACOR Holdings	39,281	[a]	1,110,081
SM Energy	259,549		1,051,173
Southwestern Energy	1,248,446	[a]	4,032,481
Talos Energy	48,400	[a]	551,276
TETRA Technologies	329,213	[a]	160,096
U.S. Silica Holdings	175,227		336,436
Valaris	483,634	[a]	220,295
			36,538,959
Food & Staples Retailing - .6%
PriceSmart	51,286		3,258,712
SpartanNash	86,669		1,486,373
The Andersons	73,489		1,247,108
The Chefs' Warehouse	59,815	[a]	842,195
United Natural Foods	126,966	[a]	1,350,918
			8,185,306
Food, Beverage & Tobacco - 2.0%
B&G Foods	148,609		2,885,987
Calavo Growers	37,500		2,175,000
Cal-Maine Foods	70,382	[a]	2,921,557
Coca-Cola Consolidated	10,642		2,505,872
Fresh Del Monte Produce	69,285		1,975,315
J&J Snack Foods	35,041		4,451,258
John B. Sanfilippo & Son	20,832		1,710,932
MGP Ingredients	29,729		1,121,675
National Beverage	26,377	[a]	1,324,917
Seneca Foods, Cl. A	16,697	[a]	600,758
Universal	58,427		2,826,114
Vector Group	265,859		2,844,691
			27,344,076
Health Care Equipment & Services - 8.1%
Addus HomeCare	31,930	[a]	2,586,969
AMN Healthcare Services	109,389	[a]	5,139,095
AngioDynamics	85,253	[a]	889,189
BioTelemetry	79,929	[a]	3,733,484
Cardiovascular Systems	82,786	[a]	3,477,012

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 8.1% (continued)
Community Health Systems	275,102	[a]	833,559
Computer Programs & Systems	30,369		729,767
CONMED	66,561		4,919,524
CorVel	20,615	[a]	1,086,204
Covetrus	226,510	[a]	2,693,204
Cross Country Healthcare	85,374	[a]	537,002
CryoLife	88,668	[a]	1,979,956
Cutera	32,247	[a]	433,722
Glaukos	89,668	[a]	3,289,919
Hanger	88,690	[a]	1,628,348
HealthStream	59,558	[a]	1,359,411
Heska	16,361	[a]	1,158,359
HMS Holdings	203,686	[a]	5,840,696
Inogen	41,714	[a]	2,085,700
Integer Holdings	75,804	[a]	5,644,366
Invacare	74,950		563,624
Lantheus Holdings	91,314	[a]	1,191,648
LeMaitre Vascular	38,754		1,104,101
Magellan Health	50,765	[a]	3,082,958
Meridian Bioscience	102,561	[a]	1,230,732
Merit Medical Systems	127,556	[a]	5,206,836
Mesa Laboratories	9,315		2,216,970
Natus Medical	78,166	[a]	1,953,368
Neogen	121,363	[a]	7,596,110
NextGen Healthcare	111,145	[a]	1,172,580
Omnicell	97,037	[a]	7,073,997
OraSure Technologies	141,575	[a]	2,256,706
Orthofix Medical	45,317	[a]	1,606,488
Owens & Minor	143,206		1,013,898
RadNet	100,011	[a]	1,412,155
Select Medical Holdings	252,340	[a]	4,307,444
SurModics	31,554	[a]	1,202,207
Tabula Rasa HealthCare	45,125	[a]	2,858,218
Tactile Systems Technology	44,944	[a]	2,320,009
The Ensign Group	116,233		4,348,277
The Pennant Group	61,330	[a]	1,213,721
The Providence Service	26,856	[a]	1,557,917
Tivity Health	102,810	[a]	922,206
U.S. Physical Therapy	29,388		2,218,794
Varex Imaging	87,803	[a]	2,294,292
			111,970,742
Household & Personal Products - 1.1%
Central Garden & Pet	22,395	[a]	737,691

14

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.1% (continued)
Central Garden & Pet, Cl. A	94,657	[a]	2,878,519
Inter Parfums	40,343		1,802,929
Medifast	27,463		2,083,892
USANA Health Sciences	29,085	[a]	2,594,964
WD-40	31,676		5,520,493
			15,618,488
Insurance - 3.0%
Ambac Financial Group	103,924	[a]	1,787,493
American Equity Investment Life Holding	213,587		4,489,599
AMERISAFE	45,416		2,891,637
eHealth	57,577	[a]	6,143,466
Employers Holdings	74,105		2,250,569
HCI Group	14,946		622,501
Horace Mann Educators	96,900		3,407,004
James River Group Holdings	71,646		2,542,000
Kinsale Captial Group	47,614		5,171,833
ProAssurance	126,737		2,710,904
Safety Insurance Group	34,008		2,860,753
Stewart Information Services	54,890		1,748,795
Third Point Reinsurance	188,286	[a]	1,400,848
United Fire Group	50,470		1,443,442
United Insurance Holdings	43,585		372,652
Universal Insurance Holdings	72,415		1,320,125
			41,163,621
Materials - 4.7%
AdvanSix	67,370	[a]	820,567
American Vanguard	62,030		779,717
Arconic	222,067	[a]	1,936,424
Balchem	74,445		6,643,472
Boise Cascade	91,880		2,873,088
Century Aluminum	108,460	[a]	471,801
Clearwater Paper	37,266	[a]	892,148
Cleveland-Cliffs	931,173		4,078,538
Ferro	187,529	[a]	1,869,664
FutureFuel	56,342		584,830
GCP Applied Technologies	124,881	[a]	2,137,963
H.B. Fuller	117,613		4,326,982
Hawkins	22,550		844,047
Haynes International	29,797		658,514
Innospec	56,769		4,116,888
Kaiser Aluminum	36,592		2,643,040
Koppers Holdings	48,842	[a]	769,750

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.7% (continued)
Kraton	76,797	[a]	1,198,801
Livent	335,853	[a]	2,082,289
LSB Industries	56,110	[a]	111,659
Materion	46,614		2,411,808
Mercer International	87,870		885,730
Myers Industries	83,933		1,037,412
Neenah	38,970		1,904,074
Olympic Steel	20,388		192,463
P.H. Glatfelter	101,027		1,474,994
Quaker Chemical	30,019		4,566,490
Rayonier Advanced Materials	118,143	[a]	210,295
Schweitzer-Mauduit International	72,239		2,327,541
Stepan	46,237		4,411,010
SunCoke Energy	210,218		662,187
TimkenSteel	98,227	[a]	255,390
Tredegar	55,704		918,002
Trinseo	92,677		1,895,245
U.S. Concrete	38,291	[a]	734,421
Warrior Met Coal	118,258		1,484,138
			65,211,382
Media & Entertainment - .7%
Gannett	291,031		328,865
Glu Mobile	265,471	[a]	2,070,674
Meredith	93,193		1,382,052
QuinStreet	111,550	[a]	1,133,348
Scholastic	71,323		2,073,360
TechTarget	54,339	[a]	1,267,185
The E.W. Scripps Company, Cl. A	127,137		1,025,996
The Marcus	53,700		780,798
			10,062,278
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Acorda Therapeutics	114,096	[a]	109,817
AMAG Pharmaceuticals	73,628	[a]	591,233
Amphastar Pharmaceuticals	79,805	[a]	1,352,695
ANI Pharmaceuticals	22,234	[a]	889,582
Anika Therapeutics	32,571	[a]	1,082,334
Corcept Therapeutics	242,131	[a]	3,065,378
Cytokinetics	139,738	[a]	2,111,441
Eagle Pharmaceuticals	24,154	[a]	1,231,371
Emergent BioSolutions	101,587	[a]	7,512,359
Enanta Pharmaceuticals	37,776	[a]	1,751,673
Endo International	477,842	[a]	2,198,073
Innoviva	157,973	[a]	2,240,057

16

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Lannett	79,017	[a]	753,822
Luminex	96,407		3,475,472
Medpace Holdings	63,289	[a]	5,054,260
Momenta Pharmaceuticals	262,910	[a]	8,334,247
Myriad Genetics	173,155	[a]	2,676,976
NeoGenomics	241,637	[a]	6,606,356
Pacira Biosciences	96,478	[a]	3,983,577
Phibro Animal Health, Cl. A	46,315		1,237,074
Progenics Pharmaceuticals	200,725	[a]	790,857
REGENXBIO	72,030	[a]	2,868,235
Spectrum Pharmaceuticals	274,005	[a]	794,615
Supernus Pharmaceuticals	119,908	[a]	2,805,847
Vanda Pharmaceuticals	120,549	[a]	1,386,314
Xencor	113,992	[a]	3,331,986
			68,235,651
Real Estate - 7.6%
Acadia Realty Trust	204,755	[b]	2,536,914
Agree Realty	111,220	[b]	7,241,534
Alexander & Baldwin	158,352	[b]	2,080,745
American Assets Trust	110,802	[b]	3,137,913
Armada Hoffler Properties	132,059	[b]	1,269,087
CareTrust REIT	221,214	[b]	3,645,607
CBL & Associates Properties	481,396	[b]	139,123
Cedar Realty Trust	217,607	[b]	228,487
Chatham Lodging Trust	107,681	[b]	808,684
Community Healthcare Trust	48,226	[b]	1,794,007
DiamondRock Hospitality	472,587	[b]	2,944,217
Easterly Government Properties	171,358	[b]	4,611,244
Essential Properties Realty Trust	207,392	[b]	3,046,588
Four Corners Property Trust	159,211	[b]	3,564,734
Franklin Street Properties	250,903	[b]	1,364,912
Getty Realty	80,593	[b]	2,188,906
Global Net Lease	206,790	[b]	2,975,708
Hersha Hospitality Trust	82,648	[b]	432,249
Independence Realty Trust	213,556	[b]	2,150,509
Industrial Logistics Properties Trust	152,153	[b]	2,843,740
Innovative Industrial Properties	39,228	[b]	3,077,829
Investors Real Estate Trust	26,906	[b]	1,685,123
iStar	170,449	[b]	1,707,899
Kite Realty Group Trust	193,683	[b]	1,981,377
Lexington Realty Trust	573,158	[b]	5,989,501
LTC Properties	93,459	[b]	3,327,140

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 7.6% (continued)
Marcus & Millichap	54,093	[a]	1,571,402
National Storage Affiliates Trust	139,267	[b]	3,966,324
NexPoint Residential Trust	53,258	[b]	1,601,468
Office Properties Income Trust	113,409	[b]	3,107,407
Pennsylvania Real Estate Investment Trust	159,265	[b]	160,858
RE/MAX Holdings, Cl. A	39,679		1,043,161
Realogy Holdings	265,315		1,151,467
Retail Opportunity Investments	268,399	[b]	2,604,812
RPT Realty	186,629	[b]	1,272,810
Safehold	31,336	[b]	1,809,967
Saul Centers	26,882	[b]	876,891
Summit Hotel Properties	243,750	[b]	1,477,125
Tanger Factory Outlet Centers	220,395	[b]	1,657,370
The St. Joe Company	74,972	[a]	1,371,988
Uniti Group	455,816	[b]	3,218,061
Universal Health Realty Income Trust	29,767	[b]	3,183,878
Urstadt Biddle Properties, Cl. A	70,570	[b]	1,031,028
Washington Prime Group	420,748	[b]	361,759
Washington Real Estate Investment Trust	189,073	[b]	4,409,182
Whitestone REIT	92,668	[b]	628,289
Xenia Hotels & Resorts	257,581	[b]	2,498,536
			105,777,560
Retailing - 4.4%
Abercrombie & Fitch, Cl. A	144,519		1,529,011
America's Car-Mart	13,954	[a]	920,266
Asbury Automotive Group	45,222	[a]	3,052,485
Barnes & Noble Education	78,981	[a]	141,376
Big Lots	90,712		2,127,196
Boot Barn Holdings	67,106	[a]	1,238,777
Caleres	99,174		804,301
Chico's FAS	283,074		424,611
Conn's	45,926	[a]	310,460
Core-Mark Holding	106,184		3,051,728
Designer Brands, Cl. A	130,895		831,183
Express	165,774	[a]	343,152
GameStop, Cl. A	146,067	[a]	836,964
Genesco	34,457	[a]	652,271
Group 1 Automotive	40,893		2,314,135
Guess?	101,532		949,324
Haverty Furniture	42,652		577,082
Hibbett Sports	42,283	[a]	652,427

18

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 4.4% (continued)
J.C. Penney	766,261	[a]	194,630
Liquidity Services	68,606	[a]	343,030
Lithia Motors, Cl. A	52,344		5,787,153
Lumber Liquidators Holdings	71,842	[a]	506,486
Macy's	725,027		4,248,658
MarineMax	52,449	[a]	755,790
Monro	77,039		4,274,894
Office Depot	1,289,772		2,863,294
PetMed Express	46,631		1,845,189
Rent-A-Center	112,788		2,245,045
Shoe Carnival	20,977		495,477
Shutterstock	45,440		1,726,720
Signet Jewelers	121,831		1,225,620
Sleep Number	65,380	[a]	1,954,862
Sonic Automotive, Cl. A	57,367		1,229,375
Stamps.com	37,503	[a]	5,935,600
Tailored Brands	121,539	[a]	201,755
The Buckle	65,375		1,000,891
The Cato, Cl. A	46,110		519,199
The Children's Place	32,205		951,980
The Michaels Companies	181,942	[a]	553,104
Zumiez	48,819	[a]	1,032,034
			60,647,535
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries	88,889	[a]	4,942,228
Axcelis Technologies	76,263	[a]	1,781,504
Brooks Automation	167,189		6,435,105
CEVA	51,380	[a]	1,610,763
Cohu	95,321		1,575,656
Diodes	95,473	[a]	4,858,621
DSP Group	54,777	[a]	944,903
FormFactor	175,184	[a]	4,081,787
Ichor Holdings	53,783	[a]	1,339,197
Kulicke & Soffa Industries	149,098		3,573,879
MaxLinear	148,979	[a]	2,456,664
Onto Innovation	115,286	[a]	3,742,184
PDF Solutions	62,237	[a]	993,925
Photronics	155,285	[a]	1,855,656
Power Integrations	68,066		6,966,555
Rambus	257,224	[a]	3,223,017
SMART Global Holdings	31,709	[a]	801,921
Ultra Clean Holdings	94,536	[a]	1,738,517
Veeco Instruments	110,562	[a]	1,208,443

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 4.0% (continued)
Xperi	117,412		1,794,055
			55,924,580
Software & Services - 5.2%
8x8	231,332	[a]	3,923,391
Agilysys	48,457	[a]	949,273
Alarm.com Holdings	83,980	[a]	3,756,425
Bottomline Technologies	89,597	[a]	3,729,923
Cardtronics, Cl. A	83,147	[a]	1,904,066
CSG Systems International	77,422		3,761,161
Ebix	49,545		1,036,977
Evertec	138,153		3,500,797
ExlService Holdings	78,736	[a]	4,860,373
LivePerson	144,810	[a]	3,466,751
ManTech International, Cl. A	62,413		4,653,513
MicroStrategy, Cl. A	18,915	[a]	2,389,532
NIC	154,426		3,741,742
OneSpan	75,314	[a]	1,265,275
Perficient	76,019	[a]	2,647,742
Progress Software	103,302		4,226,085
Qualys	77,187	[a]	8,138,597
SPS Commerce	80,628	[a]	4,475,660
Sykes Enterprises	90,851	[a]	2,601,064
TiVo	299,385	[a]	2,104,677
TTEC Holdings	41,951		1,635,250
Unisys	117,057	[a]	1,473,748
Virtusa	68,216	[a]	2,251,128
			72,493,150
Technology Hardware & Equipment - 6.2%
3D Systems	270,996	[a]	2,300,756
ADTRAN	113,931		1,171,211
Anixter International	69,634	[a]	6,466,213
Applied Optoelectronics	46,537	[a]	498,877
Arlo Technologies	186,773	[a]	511,758
Badger Meter	67,146		3,963,628
Bel Fuse, Cl. B	24,869		185,523
Benchmark Electronics	87,323		1,804,093
CalAmp	82,174	[a]	552,209
Comtech Telecommunications	57,847		1,070,748
CTS	74,435		1,723,915
Daktronics	81,350		367,702
Diebold Nixdorf	170,058	[a]	838,386
Digi International	64,471	[a]	731,746

20

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 6.2% (continued)
ePlus	31,337	[a]	2,217,093
Extreme Networks	293,467	[a]	997,788
Fabrinet	85,536	[a]	5,367,384
FARO Technologies	39,683	[a]	2,178,200
Harmonic	217,260	[a]	1,260,108
Insight Enterprises	82,573	[a]	4,482,888
Itron	81,420	[a]	5,684,744
KEMET	133,814	[a]	3,614,316
Knowles	202,537	[a]	3,149,450
Methode Electronics	86,876		2,608,018
MTS Systems	40,076		852,417
NETGEAR	68,581	[a]	1,644,572
OSI Systems	39,346	[a]	2,847,863
PC Connection	24,702	[a]	1,135,057
Plantronics	78,522		1,108,731
Plexus	67,290	[a]	4,218,410
Rogers	42,883	[a]	4,761,728
Sanmina	161,551	[a]	4,479,809
ScanSource	58,411	[a]	1,514,013
TTM Technologies	231,283	[a]	2,680,570
Viavi Solutions	531,571	[a]	6,421,378
			85,411,302
Telecommunication Services - 2.0%
ATN International	24,639		1,530,575
Cincinnati Bell	115,975	[a]	1,699,034
Cogent Communications Holdings	96,518		8,091,104
Consolidated Communications Holdings	169,779	[a]	1,064,514
Iridium Communications	224,209	[a]	5,045,824
Shenandoah Telecommunication	108,361		5,798,397
Spok Holdings	36,977		379,384
Vonage Holdings	528,099	[a]	4,414,908
			28,023,740
Transportation - 2.3%
Allegiant Travel	30,287		2,376,924
ArcBest	59,229		1,206,495
Atlas Air Worldwide Holdings	61,456	[a]	2,018,830
Echo Global Logistics	63,959	[a]	1,121,201
Forward Air	66,240		3,417,984
Hawaiian Holdings	110,491		1,591,070
Heartland Express	108,117		2,118,012
Hub Group, Cl. A	78,405	[a]	3,772,065
Marten Transport	91,073		2,041,857
Matson	98,904		2,990,857

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.3% (continued)
Saia		59,923	[a]	5,544,076
SkyWest		118,598		3,670,608
				31,869,979
Utilities - 2.6%
American States Water		85,243		6,765,737
Avista		154,332		6,642,449
California Water Service Group		111,269		4,998,203
El Paso Electric		94,221		6,407,028
Northwest Natural Holding		70,598		4,595,930
South Jersey Industries		213,802		6,112,599
				35,521,946
Total Common Stocks (cost $1,237,559,532)				1,376,001,662

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $2,184,721)		44,478		2,817,681
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.08%, 2/25/21 (cost $865,433)		866,000	[c,d]	864,936
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,171,037)	0.33	5,171,037	[e]	5,171,037
Total Investments (cost $1,245,780,723)		99.9%		1,384,855,316
Cash and Receivables (Net)		.1%		1,184,851
Net Assets		100.0%		1,386,040,167

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

aNon-income producing security.

bInvestment in real estate investment trust within the United States.

cHeld by a counterparty for open exchange traded derivative contracts.

dSecurity is a discount security. Income is recognized through the accretion of discount.

eInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

22

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.3
Financials	16.2
Information Technology	15.4
Consumer Discretionary	13.4
Health Care	13.0
Real Estate	7.6
Materials	4.7
Consumer Staples	3.7
Communication Services	2.7
Energy	2.6
Utilities	2.6
Investment Companies	.6
Government	.1
99.9

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/19($)	Purchases($)	Sales($)	Value 4/30/20($)	Net Assets(%)	Dividend/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,167,182	194,161,423	(192,157,568)	5,171,037.4		24,650
Investment of Cash Collateral for Securities Loaned;
Dreyfus Institutional Preferred Government Plus Money Market Fund	42,315,486	68,278,163	(110,593,649)	-	-	-
Total	45,482,668	262,439,586	(302,751,217)	5,171,037.4		24,650

See notes to financial statements.

24

STATEMENT OF FUTURES
April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	112	6/19/2020	6,163,216	7,317,520	1,154,304
Gross Unrealized Appreciation				1,154,304

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	1,240,609,686	1,379,684,279
Affiliated issuers	5,171,037	5,171,037
Cash		328,900
Receivable for investment securities sold		4,234,824
Receivable for shares of Common Stock subscribed		1,772,196
Dividends receivable		638,078
		1,391,829,314
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		462,426
Payable for investment securities purchased		3,426,061
Payable for shares of Common Stock redeemed		1,551,461
Payable for futures variation margin—Note 4		299,585
Directors’ fees and expenses payable		44,114
Interest payable—Note 2		1,129
Other accrued expenses		4,371
		5,789,147
Net Assets ($)		1,386,040,167
Composition of Net Assets ($):
Paid-in capital		1,211,369,481
Total distributable earnings (loss)		174,670,686
Net Assets ($)		1,386,040,167

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,147,242,858	238,797,309
Shares Outstanding	52,968,290	11,043,884
Net Asset Value Per Share ($)	21.66	21.62

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,114 foreign taxes withheld at source):
Unaffiliated issuers	15,125,694
Affiliated issuers	24,650
Income from securities lending—Note 1(c)	538,698
Interest	21,275
Total Income	15,710,317
Expenses:
Management fee—Note 3(a)	2,135,477
Shareholder servicing costs—Note 3(b)	1,833,288
Directors’ fees—Note 3(a,c)	101,900
Loan commitment fees—Note 2	17,199
Interest expense—Note 2	12,689
Registration fees	4,371
Total Expenses	4,104,924
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(101,900)
Net Expenses	4,003,024
Investment Income—Net	11,707,293
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	50,632,194
Net realized gain (loss) on futures	(1,985,068)
Net Realized Gain (Loss)	48,647,126
Net change in unrealized appreciation (depreciation) on investments	(399,750,770)
Net change in unrealized appreciation (depreciation) on futures	1,119,662
Net Change in Unrealized Appreciation (Depreciation)	(398,631,108)
Net Realized and Unrealized Gain (Loss) on Investments	(349,983,982)
Net (Decrease) in Net Assets Resulting from Operations	(338,276,689)

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	11,707,293	22,397,217
Net realized gain (loss) on investments	48,647,126	129,921,508
Net change in unrealized appreciation (depreciation) on investments	(398,631,108)	(104,979,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	(338,276,689)	47,339,331
Distributions ($):
Distributions to shareholders:
Investor Shares	(132,474,664)	(207,838,354)
Class I	(21,966,599)	(29,388,024)
Total Distributions	(154,441,263)	(237,226,378)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	113,025,857	285,166,351
Class I	109,826,973	110,939,600
Distributions reinvested:
Investor Shares	131,758,468	206,717,158
Class I	14,939,131	21,077,321
Cost of shares redeemed:
Investor Shares	(389,649,749)	(637,306,925)
Class I	(76,428,050)	(141,540,514)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(96,527,370)	(154,947,009)
Total Increase (Decrease) in Net Assets	(589,245,322)	(344,834,056)
Net Assets ($):
Beginning of Period	1,975,285,489	2,320,119,545
End of Period	1,386,040,167	1,975,285,489
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	4,710,756	9,926,716
Shares issued for distributions reinvested	4,616,292	8,289,409
Shares redeemed	(15,182,366)	(22,402,182)
Net Increase (Decrease) in Shares Outstanding	(5,855,318)	(4,186,057)
Class Ia
Shares sold	4,906,110	3,967,855
Shares issued for distributions reinvested	524,825	847,255
Shares redeemed	(3,236,400)	(5,041,475)
Net Increase (Decrease) in Shares Outstanding	2,194,535	(226,365)

[a] During the period ended April 30, 2020, 7,694 Investor shares representing $236,731 were exchanged for 7,691 Class I shares. During the period ended October 31, 2019, 176,429 Investor shares representing $5,141,155 were exchanged for 176,490 Class I shares.

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Investor Shares	(Unaudited)	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	29.19	32.18	32.89	27.55	28.94	30.45
Investment Operations:
Investment income—net[b]	.17	.30	.28	.27	.29	.28
Net realized and unrealized gain (loss) on investments	(5.30)	.05	1.34	7.02	1.20	.52
Total from Investment Operations	(5.13)	.35	1.62	7.29	1.49	.80
Distributions:
Dividends from investment income—net	(.33)	(.29)	(.28)	(.28)	(.28)	(.24)
Dividends from net realized gain on investments	(2.07)	(3.05)	(2.05)	(1.67)	(2.60)	(2.07)
Total Distributions	(2.40)	(3.34)	(2.33)	(1.95)	(2.88)	(2.31)
Net asset value, end of period	21.66	29.19	32.18	32.89	27.55	28.94
Total Return (%)	(19.56)[c]	2.83	5.07	27.11	5.73	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.51[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.34[d]	1.03	.85	.89	1.06	.94
Portfolio Turnover Rate	20.37[c]	23.24	19.60	20.63	23.86	16.53
Net Assets, end of period ($ x 1,000)	1,147,243	1,717,003	2,027,831	2,214,225	1,992,196	1,755,575

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2020	Year Ended October 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	29.91	32.21	32.91	27.57	28.69
Investment Operations:
Investment income—net[b]	.20	.37	.35	.35	.01
Net realized and unrealized gain (loss) on investments	(5.29)	.03	1.37	7.01	(1.13)
Total from Investment Operations	(5.09)	.40	1.72	7.36	(1.12)
Dividends from investment income—net	(.41)	(.37)	(.37)	(.35)	-
Dividends from net realized gain on investments	(2.07)	(3.05)	(2.05)	(1.67)	-
Total Distributions	(2.48)	(3.42)	(2.42)	(2.02)	-
Net asset value, end of period	21.62	29.19	32.21	32.91	27.57
Total Return (%)	(19.49)[c]	3.08	5.37	27.38	(3.91)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[d]	.26	.26	.26	.27[d]
Ratio of net expenses to average net assets	.26[d]	.25	.25	.25	.26[d]
Ratio of net investment income to average net assets	1.57[d]	1.28	1.05	1.10	.55[d]
Portfolio Turnover Rate	20.37[c]	23.24	19.60	20.63	23.86
Net Assets, end of period ($ x 1,000)	238,797	258,282	292,289	187,334	2,594

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing

32

price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities— Common Stocks	1,376,001,662	-	-	1,376,001,662
Exchange-Traded Funds	2,817,681	-	-	2,817,681
Investment Companies	5,171,037	-	-	5,171,037
U.S. Treasury Securities	-	864,936	-	864,936
Other Financial Instruments:
Futures††	1,154,304	-	-	1,154,304

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invest. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the

34

form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2020, The Bank of New York Mellon earned $113,036 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $32,256,611 and long-term capital gains $204,969,767. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund

36

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2020 was approximately $1,015,390 with a related weighted average annualized interest rate of 2.51%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2020, fees reimbursed by the Adviser amounted to $101,900.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, the fund was charged $1,833,288 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $261,837 and Shareholder Services Plan fees of $217,689, which are

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

offset against an expense reimbursement currently in effect in the amount of $17,100.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2020, amounted to $346,741,370 and $590,418,246, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Equity futures	6,802,371

At April 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $140,228,897, consisting of $446,782,308 gross unrealized appreciation and $306,553,411 gross unrealized depreciation.

38

At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

39

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of retail no-load pure small-cap core index funds (the “Performance Group”) and with a broader group of retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the

40

information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was slightly above the Performance Group median for the two- and ten-year periods, within one basis point of the median in the one-year period and below the Performance Group median in the three-, four- and five-year periods, and above the Performance Universe median for all periods, except the one-year period when it was below the median. It was noted that there were only three other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit.

41

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared

42

with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

43

NOTES

44

NOTES

45

For More Information

BNY Mellon Smallcap Stock Index Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0077SA0420

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      June 25, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)